STEIN ROE TAXABLE BOND FUNDS

                        STEIN ROE INTERMEDIATE BOND FUND
                              STEIN ROE INCOME FUND
                            STEIN ROE HIGH YIELD FUND

                     SEMIANNUAL REPORT  o  DECEMBER 31, 2001


                                                                          [LOGO]
                                                                       stein roe
                                                                    MUTUAL FUNDS

Contents

From the President                                                             1

Stein Roe Intermediate Bond Fund

      Performance Summary                                                      4

      Portfolio Manager's Report                                               5

Stein Roe Income Fund

      Performance Summary                                                      8

      Portfolio Manager's Report                                               9

Stein Roe High Yield Fund

      Performance Summary                                                     12

      Portfolio Manager's Report                                              13

Investment Portfolios                                                         16

Financial Statements                                                          36

Notes to Financial Statements                                                 44

Financial Highlights                                                          54

Shareholder Meeting Results                                                   70

For monthly performance updates on all Stein Roe funds, please visit steinroe.com. Must be preceded or accompanied by a prospectus.

From the President                     1                       [GRAPHIC OMITTED]


Dear Shareholder:                                                [PHOTO OMITTED]

The Federal Reserve Board's aggressive interest rate cuts - its response to a slowing economy - and a volatile stock market provided support for bonds during the six-month period ended December 31, 2001. The nation's central bank brought the federal funds rate down from 3.5% to 1.75% - its lowest point ever in the past 40 years.

      The environment was generally more favorable for short- and intermediate-term bonds than for long-term bonds. Long-term interest rates bottomed in November, then moved higher to end the period about where they started. As a result, long-term Treasuries lagged. Investment-grade corporate bonds, government agency and mortgage-backed bonds led performance for the period. However, leadership rotated to lower-quality issues in the final months as investors became more confident about the economy and the outcome of military action against terrorism. Because their issuers are, by definition, companies with weaker balance sheets, high yield bonds are more vulnerable to a slowing economy and tend to move more in line with stocks than with other sectors of the bond market.

      As you may already know, the sale of Liberty's asset management companies - including Stein Roe & Farnham Incorporated, the investment advisor of your funds - to FleetBoston Financial was completed on November 1, 2001. Be assured that although the ownership of the investment advisor has changed, your funds continue to be guided by the same investment principles that attracted you to the funds in the first place. In the following pages, your portfolio managers discuss specific market factors and the performance of the

                                       2                       [GRAPHIC OMITTED]


funds in greater detail. As always, we thank you for choosing Stein Roe Taxable Bond Funds and for giving us the opportunity to serve your investment needs.

      Sincerely,


      /s/ Keith T. Banks

      Keith T. Banks
      President

--------------------------------------------------------------------------------
Meet the new president

Effective November 1, 2001, Keith T. Banks has taken on the position of president of Stein Roe. Mr. Banks is currently chief investment officer and chief executive officer of Fleet Asset Management. Prior to joining Fleet, Mr. Banks was managing director and head of US equity for J.P. Morgan Investment Management from 1996 to 2000. He began his investment career in 1981 as an equity analyst at Home Insurance. Mr. Banks is a chartered financial analyst. He earned his BA from Rutgers University and his MBA from Columbia Business School.
--------------------------------------------------------------------------------

Economic and market conditions can change frequently. There is no assurance that trends described herein will continue or commence.

                                       3                       [GRAPHIC OMITTED]


                       This page intentionally left blank

Performance Summary                    4                       [GRAPHIC OMITTED]


Stein Roe Intermediate Bond Fund

Average annual total return (%)
Period ended December 31, 2001

                                         6-month
                                        cumulative   1-year    5-year    10-year
--------------------------------------------------------------------------------
Stein Roe Intermediate
Bond Fund, Class S                          3.45      9.18      7.33      7.14
--------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index                                  4.66      8.44      7.43      7.23
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Gov't/Credit Bond Index                     4.69      8.96      7.10      6.81
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt
Fund Average                                4.09      7.59      6.44      6.74
--------------------------------------------------------------------------------

Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. During the period, the fund's benchmark was changed from the Lehman Brothers Intermediate Government/Credit Bond Index to the Lehman Brothers Aggregate Bond Index, which more accurately reflects the type of securities in which the portfolio invests. The Lehman Brothers Aggregate Bond Index is an unmanaged group of fixed income securities that differs from the composition of the fund; it is not available for direct investment and does not incur fees or expenses. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Source of data: Lipper Inc. and Liberty Funds Distributor, Inc. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

INVESTMENT COMPARISON

MOUNTAIN CHART

Growth of a $10,000 investment, December 31, 1991 to December 31, 2001


                          --------------------------         -----------------------------------   ----------------------------
                            INTERMEDIATE BOND - S             LIPPER INTERMEDIATE INVESTMENT          LEHMAN BROTHERS AGGREGATE
                                                              GRADE DEBT FUND AVERAGE                 BOND INDEX
                          ---------------------------         -----------------------------------  ----------------------------


                              $  10,000                               $ 10,000                          $ 10,000
01/01/1992 - 03/31/1992           9,952                                  9,904                             9,872
04/01/1992 - 06/30/1992          10,365                                 10,283                            10,271
07/01/1992 - 09/30/1992          10,783                                 10,751                            10,712
10/01/1992 - 12/31/1992          10,769                                 10,730                            10,741
01/01/1993 - 03/31/1993          11,253                                 11,219                            11,185
04/01/1993 - 06/30/1993          11,461                                 11,515                            11,481
07/01/1993 - 09/30/1993          11,695                                 11,847                            11,781
10/01/1993 - 12/31/1993          11,757                                 11,850                            11,788
01/01/1994 - 03/31/1994          11,500                                 11,508                            11,450
04/01/1994 - 06/30/1994          11,408                                 11,344                            11,332
07/01/1994 - 09/30/1994          11,490                                 11,401                            11,401
10/01/1994 - 12/31/1994          11,458                                 11,409                            11,444
01/01/1995 - 03/31/1995          11,936                                 11,931                            12,021
04/01/1995 - 06/30/1995          12,561                                 12,619                            12,753
07/01/1995 - 09/30/1995          12,845                                 12,850                            13,003
10/01/1995 - 12/31/1995          13,388                                 13,379                            13,557
01/01/1996 - 03/31/1996          13,217                                 13,138                            13,317
04/01/1996 - 06/30/1996          13,290                                 13,192                            13,393
07/01/1996 - 09/30/1996          13,563                                 13,440                            13,641
10/01/1996 - 12/31/1996          13,993                                 13,833                            14,050
01/01/1997 - 03/31/1997          13,961                                 13,764                            13,971
04/01/1997 - 06/30/1997          14,526                                 14,233                            14,484
07/01/1997 - 09/30/1997          14,991                                 14,687                            14,965
10/01/1997 - 12/31/1997          15,296                                 15,042                            15,405
01/01/1998 - 03/31/1998          15,609                                 15,277                            15,645
04/01/1998 - 06/30/1998          15,907                                 15,601                            16,011
07/01/1998 - 09/30/1998          16,202                                 16,174                            16,689
10/01/1998 - 12/31/1998          16,276                                 16,211                            16,745
01/01/1999 - 03/31/1999          16,416                                 16,138                            16,662
04/01/1999 - 06/30/1999          16,321                                 15,967                            16,515
07/01/1999 - 09/30/1999          16,484                                 16,056                            16,627
10/01/1999 - 12/31/1999          16,484                                 16,038                            16,607
01/01/2000 - 03/31/2000          16,855                                 16,327                            16,974
04/01/2000 - 06/30/2000          17,076                                 16,535                            17,270
07/01/2000 - 09/30/2000          17,696                                 16,991                            17,790
10/01/2000 - 12/31/2000          18,260                                 17,630                            18,539
01/01/2001 - 03/31/2001          19,044                                 18,167                            19,102
04/01/2001 - 06/30/2001          19,272                                 18,224                            19,209
07/01/2001 - 09/30/2001          19,779                                 18,986                            20,095
10/01/2001 - 12/31/2001          19,933                                 19,238                            20,103



Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The illustration above assumes a $10,000 investment on 12/31/91. The Lehman Brothers Aggregate Bond Index is an unmanaged group of fixed income securities that differs from the composition of the fund; it is not available for direct investment. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Source of data: Lipper Inc. and Liberty Funds Distributor, Inc.

Portfolio Managers' Report             5                       [GRAPHIC OMITTED]


Fund Commentary    COMMENTARY FROM MIKE KENNEDY,
[GRAPHIC OMITTED]  PORTFOLIO MANAGER OF
                   STEIN ROE INTERMEDIATE BOND FUND

      For the six months ended December 31, 2001, Stein Roe Intermediate Bond Fund's class S shares generated a total return of 3.45%. The fund underperformed its primary benchmark, the Lehman Brothers Aggregate Bond Index, which posted a 4.66% total return for the same period.

Sector allocation and security selection accounted for underperformance

      Our decision to invest approximately 81% of the portfolio in corporate bonds - a sizeable overweighting relative to our benchmark - hurt performance as corporate bonds modestly underperformed Treasuries during the six-month period. Although we held a relatively small position and sold it before period-end, losses from our investment in Enron bonds accounted for some of the fund's underperformance for the period. With little warning to investors, Enron, a global energy trading company, announced a stunning third quarter loss, which was followed by suggestions of accounting irregularities and a declaration of bankruptcy - the largest in US history.

[sidebar]
--------------------------------------------------------------------------------
Investment Objective and Strategy:

Seeks its total return by pursuing current income and opportunities for capital preservation. The fund invests all of its assets in SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds which primarily include high-quality debt securities. The dollar-weighted average life of the portfolio is expected to be between three and 10 years.

Fund Inception:
December 5, 1978

Net Assets:
$649.1 million
--------------------------------------------------------------------------------

Decision to overweight corporates rewarded in fourth quarter

      The events of September 11th brought an already-weak economy to its knees. Riskier segments of the bond market underperformed as fearful investors sought safety in the US Treasury markets. Nevertheless, we continued to maintain our heavy weighting in corporate bonds. As investors became more confident that the economy

                                       6                       [GRAPHIC OMITTED]


had bottomed and the federal government's war on terrorism was succeeding, our decision was rewarded. In the final months of the year, corporate bonds were strong performers. Bonds in the financial services sector were among the portfolio's best performers as lower interest rates resulted in improved business prospects. High yield bonds also rebounded.

Maturity(1)                     %

Greater than 20 years          9.0
10-20 years                    4.1
5-10 years                    50.3
1-5 years                     34.4
Less than 1 year               2.2

Environment may favor corporate bonds going forward

      With a heavy weighting in corporate bonds, we believe we have positioned the fund to benefit from attractive valuations and improving credit quality in the period ahead. In a stronger economy, we expect credit quality to improve as expectations for higher corporate earnings and cash flow are met. And we expect credit quality to be a priority for most chief financial officers and corporate treasurers. In recent months, these financial executives have looked on as high-profile companies such as Lucent and Xerox (names which are not included in the fund's portfolio) were denied credit - a lesson that they are unlikely to ignore. As a result, we expect capital expenditures to fall or to remain low as companies may be unwilling to finance spending by adding to debt.

--------------------------------------------------------------------------------
Portfolio statistics

                                     As of 12/31/01       As of 6/30/01
                                     --------------       -------------

Adjusted duration                       4.7 years           5.1 years

Average weighted maturity               8.0 years           8.3 years

Average weighted coupon                   7.33%               7.56%
--------------------------------------------------------------------------------

      Valuations are also attractive for the corporate sector. The differential in yield between corporate and Treasury bonds is wide on a historical basis. We believe that could put corporate bonds in the "sweet spot" of the credit cycle, where we expect to receive 1) extra yield by focusing on corporate bonds and 2) capital appreciation if there is a fundamental improvement in credit quality.

                                       7                       [GRAPHIC OMITTED]


Portfolio quality (1)

 [The following table was represented as a bar chart in the printed material.]

                        As of 12/31/01          As of 6/30/01
                        --------------          -------------
AAA                           12.9                   16.0
AA                             8.8                    8.1
A                             36.9                   29.8
BBB                           23.5                   24.6
BB and below                  14.5                   14.7
US Treasury/Agency             3.4                    6.8

      That said, we also see opportunity in the mortgage market, where we have been slightly underweighted because some of the bonds we owned were paid off as homeowners refinanced their mortgages, and we did not replace them in the portfolio. If corporate bonds appreciate in line with our expectations, we may consider reducing our investment in corporates and adding to our investment in mortgage-backed securities later in 2002.

Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share prices and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 12/31/01 and are subject to change.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Aggregate Bond Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.

(1) Maturity and quality breakdowns are calculated as a percentage of total holdings in SR&F Intermediate Bond Portfolio. Securities type breakdowns are calculated as a percentage of total net assets in SR&F Intermediate Bond Portfolio. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these breakdowns in the future

Securities type breakdown(1)

  [The following table was represented as a pie chart in the printed material.]

                    Cash equivalents & other            3.5%
                    Asset-backed securities            10.5%
                    Mortgage-backed securities          5.2%
                    Corporate bonds                    80.8%

Performance Summary                    8                       [GRAPHIC OMITTED]


Stein Roe Income Fund

Average annual total return (%)

Period ended December 31, 2001

                                         6-month
                                        cumulative   1-year    5-year    10-year
--------------------------------------------------------------------------------
Stein Roe Income Fund,
Class S                                     2.70      8.65      6.60      7.47
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Credit Bond Index                           4.52      9.77      7.15      7.42
--------------------------------------------------------------------------------
Lipper Corporate BBB
Rated Debt Fund Average                     3.57      7.41      5.91      7.26
--------------------------------------------------------------------------------

Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. The Lehman Brothers Intermediate Credit Bond Index is an unmanaged group of fixed income securities that differs from the composition of the fund; it is not available for direct investment and does not incur fees or expenses. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Source of data: Lipper Inc. and Liberty Funds Distributor, Inc.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

INVESTMENT COMPARISON

MOUNTAIN CHART

Growth of a $10,000 investment, December 31, 1991 through December 31, 2001


                          ---------------------------    -------------------------------------    ----------------------------
                           STEIN ROE INCOME FUND             LIPPER CORPORATE BBB RATED           LEHMAN BROTHERS INTERMEDIATE
                                                             DEBT FUND AVERAGE                    CREDIT BOND INDEX
                          ---------------------------    -------------------------------------    ----------------------------


                                  $ 10,000                  $ 10,000                                  $ 10,000
01/01/1992 - 03/31/1992             10,012                     9,979                                     9,970
04/01/1992 - 06/30/1992             10,387                    10,381                                    10,398
07/01/1992 - 09/30/1992             10,945                    10,891                                    10,868
10/01/1992 - 12/31/1992             10,910                    10,904                                    10,820
01/01/1993 - 03/31/1993             11,510                    11,496                                    11,342
04/01/1993 - 06/30/1993             11,909                    11,913                                    11,671
07/01/1993 - 09/30/1993             12,297                    12,352                                    11,998
10/01/1993 - 12/31/1993             12,371                    12,451                                    12,025
01/01/1994 - 03/31/1994             11,977                    11,992                                    11,696
04/01/1994 - 06/30/1994             11,827                    11,729                                    11,605
07/01/1994 - 09/30/1994             11,927                    11,835                                    11,725
10/01/1994 - 12/31/1994             11,897                    11,796                                    11,705
01/01/1995 - 03/31/1995             12,524                    12,347                                    12,329
04/01/1995 - 06/30/1995             13,341                    13,294                                    13,102
07/01/1995 - 09/30/1995             13,646                    13,641                                    13,370
10/01/1995 - 12/31/1995             14,245                    14,292                                    13,928
01/01/1996 - 03/31/1996             14,040                    13,999                                    13,734
04/01/1996 - 06/30/1996             14,106                    14,081                                    13,800
07/01/1996 - 09/30/1996             14,413                    14,419                                    14,069
10/01/1996 - 12/31/1996             14,932                    14,977                                    14,480
01/01/1997 - 03/31/1997             14,925                    14,888                                    14,421
04/01/1997 - 06/30/1997             15,558                    15,514                                    14,921
07/01/1997 - 09/30/1997             16,084                    16,130                                    15,394
10/01/1997 - 12/31/1997             16,362                    16,519                                    15,690
01/01/1998 - 03/31/1998             16,679                    16,820                                    15,953
04/01/1998 - 06/30/1998             16,913                    17,136                                    16,271
07/01/1998 - 09/30/1998             16,965                    17,381                                    16,921
10/01/1998 - 12/31/1998             17,014                    17,523                                    16,991
01/01/1999 - 03/31/1999             17,089                    17,455                                    16,992
04/01/1999 - 06/30/1999             17,000                    17,216                                    16,855
07/01/1999 - 09/30/1999             17,079                    17,216                                    16,973
10/01/1999 - 12/31/1999             17,224                    17,228                                    17,019
01/01/2000 - 03/31/2000             17,651                    17,559                                    17,230
04/01/2000 - 06/30/2000             17,836                    17,617                                    17,479
07/01/2000 - 09/30/2000             18,443                    18,078                                    18,041
10/01/2000 - 12/31/2000             18,915                    18,602                                    18,631
01/01/2001 - 03/31/2001             19,743                    19,209                                    19,370
04/01/2001 - 06/30/2001             20,010                    19,293                                    19,566
07/01/2001 - 09/30/2001             20,306                    19,870                                    20,378
10/01/2001 - 12/31/2001             20,554                    20,243                                    20,451


Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The illustration above assumes a $10,000 investment on 12/31/91. The Lehman Brothers Intermediate Credit Bond Index is an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Source of data: Lipper Inc. and Liberty Funds Distributor, Inc.

Portfolio Managers' Report             9                       [GRAPHIC OMITTED]


Fund Commentary    COMMENTARY FROM STEVE LOCKMAN,
[GRAPHIC OMITTED]  PORTFOLIO MANAGER OF
                   STEIN ROE INCOME FUND

      For the six months ended December 31, 2001, Stein Roe Income Fund's class S shares generated a total return of 2.70%. The fund underperformed its peer group, the Lipper Corporate BBB-Rated Debt Fund Average, which was 3.57%. It also underperformed its benchmark, the Lehman Brothers Intermediate Credit Bond Index, which posted a 4.52% total return for the same period.

Duration, credit quality accounted for relative performance

      In a relatively positive environment for bonds, the fund's duration - a measure of sensitivity to changing interest rates - was longer than its benchmark, which accounted for its underperformance. We lengthened duration going into the second half of the six-month period because we expected long-term interest rates to come down in a challenging economic environment. Instead, investor confidence improved and long-term interest rates turned upward in November. As a result, we cut back on our investment in bonds with intermediate maturities, and that brought our average maturity and duration down slightly by the end of the period.

[sidebar]
--------------------------------------------------------------------------------
Investment Objective and Strategy:

Seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation. The fund invests all of its assets in SR&F Income Portfolio as part of a master fund/feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds which primarily include medium- or higher-quality debt securities and, to a lesser extent, lower-quality securities, which may involve greater credit and other risks.

Fund Inception:
March 5, 1986

Net Assets:
$277.3 million
--------------------------------------------------------------------------------

      Sector and security selection were more important to the portfolio's overall achievements. In general, we managed to avoid a large number of investments that were affected by negative events. Our analysts helped us steer clear of bonds issued by companies such as Lucent Technologies, K-Mart, J.C. Penney and Xerox, all of which encountered trouble during the period. We also managed to avoid Enron, which declared bankruptcy under a cloud of controversy in the fourth quarter.

                                       10                      [GRAPHIC OMITTED]


Top 5 sectors (1)

 [The following table was represented as a bar chart in the printed material.]

                                                  %
Finance, insurance and real estate             30.01
Transportation, communication                   26.9
  electrical, gas and sanitary services
Manufacturing                                   13.7
Services                                        12.1
Mining and energy                                5.1

Emphasis on medium-quality securities helped as investor confidence rose

      Anticipating an improvement in investor confidence, we increased our allocation to medium-quality securities, which did well as investment-grade yield spreads narrowed relative to higher-quality securities during the period. Our exposure to media and telecommunications sectors also helped our performance in the second half of the six-month period. Valuations had become extremely attractive; and as investors became more confident that the economy would strengthen next year, they moved into these riskier segments of the market and prices rose.

Maturity(1)                     %

Greater than 20 years         19.0
10-20 years                    9.0
5-10 years                    38.2
1-5 years                     24.0
Less than 1 year               9.8

Looking ahead

      We believe the environment will continue to be attractive for medium- to lower-quality securities in 2002. After four unprecedented years of returns below their coupon rates, high yield bonds look attractive. We have begun to raise our exposure to high yield bonds, ending the period at approximately 25%. We expect to increase our exposure to as much as 32% in the months ahead. We may also add to our investment in industrial bonds. If the economic environment improves, the bonds of companies in the paper and auto parts industries, for example, could benefit. We will likely continue to underweight intermediate-term maturities and take advantage of opportunities to target short and long-term bonds. Wide yield spreads can make short-term corporate bonds attractive and companies with turnaround potential look attractive on the long end of the yield curve.

                                       11                      [GRAPHIC OMITTED]


Portfolio quality (1)

 [The following table was represented as a bar chart in the printed material.]

                        As of 12/31/01          As of 6/30/01
                        --------------          -------------
AAA & AA                      16.2%                  14.6%
A                             21.7                   20.8
BBB                           38.3                   36.5
BB&B                          22.4                   24.8
CCC/Not Rated*                 1.4                    3.3

* Includes cash

Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate Credit Bond Index is an unmanaged group of bonds; it is not available for direct investment. Source of Lipper data: Lipper Inc.

(1) Sector breakdowns are calculated as a percentage of net assets in SR&F Income Portfolio. Maturity and quality breakdowns are calculated as a percentage of total holdings in SR&F Income Portfolio. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these breakdowns in the future.

--------------------------------------------------------------------------------
Portfolio statistics

                                      As of 12/31/01       As of 6/30/01
                                      --------------       -------------

Adjusted duration                        5.5 years           5.6 years

Average weighted maturity               11.5 years          10.8 years

Average weighted coupon                    7.71%               8.14%
--------------------------------------------------------------------------------

Performance Summary                    12                      [GRAPHIC OMITTED]


Stein Roe High Yield Fund

Average annual total return (%)

Period ended December 31, 2001

                                         6-month
                                        cumulative   1-year    5-year    Life(1)
--------------------------------------------------------------------------------
Stein Roe High Yield
Fund, Class S                              -2.07      1.09      3.64      4.06
--------------------------------------------------------------------------------
Merrill Lynch High Yield
Master II Index                             1.06      4.48      3.45      3.09
--------------------------------------------------------------------------------
Lipper High Current Yield
Fund Average                                0.13      1.80      1.39      1.88
--------------------------------------------------------------------------------

(1) Stein Roe High Yield Fund commenced operations on 11/01/96. Index and peer group comparisons are from 10/31/96.

Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. An expense limitation of 1.00% was in effect for Stein Roe High Yield Fund for the periods shown. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions. The Merrill Lynch High Yield Master II Index is an unmanaged group of fixed income securities that differs from the composition of the fund; it is not available for direct investment and does not incur fees or expenses. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Source of data: Lipper Inc. and Liberty Funds Distributor, Inc.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

INVESTMENT COMPARISON

MOUNTAIN CHART

Growth of a $10,000 investment, November 1, 1996 through December 31, 2001


      Stein Roe High Yield Fund            Merrill Lynch High Yield Master      Lipper High Current Yield Fund
                                           II Index                             Average


       11/1/96       $10,000.00            10/31/96        $10,000.00            10/31/96         $10,000.00
      11/30/96       $10,076.00            11/30/96        $10,201.00            11/30/96         $10,180.00
      12/31/96       $10,271.47            12/31/96        $10,285.67            12/31/96         $10,304.20
       1/31/97       $10,392.68             1/31/97        $10,362.81             1/31/97         $10,414.45
       2/28/97       $10,621.32             2/28/97        $10,522.40             2/28/97         $10,598.79
       3/31/97       $10,423.76             3/31/97        $10,377.19             3/31/97         $10,379.39
       4/30/97       $10,590.54             4/30/97        $10,510.02             4/30/97         $10,472.81
       5/31/97       $10,913.55             5/31/97        $10,731.78             5/31/97         $10,754.52
       6/30/97       $11,090.35             6/30/97        $10,898.12             6/30/97         $10,930.90
       7/31/97       $11,409.75             7/31/97        $11,186.92             7/31/97         $11,222.75
       8/31/97       $11,402.91             8/31/97        $11,173.50             8/31/97         $11,248.57
       9/30/97       $11,658.33             9/30/97        $11,374.62             9/30/97         $11,505.03
      10/31/97       $11,565.07            10/31/97        $11,432.63            10/31/97         $11,459.01
      11/30/97       $11,671.46            11/30/97        $11,540.10            11/30/97         $11,549.54
      12/31/97       $11,902.56            12/31/97        $11,650.88            12/31/97         $11,677.74
       1/31/98       $12,151.32             1/31/98        $11,836.13             1/31/98         $11,910.13
       2/28/98       $12,348.17             2/28/98        $11,884.66             2/28/98         $12,011.36
       3/31/98       $12,653.17             3/31/98        $11,997.56             3/31/98         $12,172.31
       4/30/98       $12,743.01             4/30/98        $12,049.15             4/30/98         $12,217.35
       5/31/98       $12,711.15             5/31/98        $12,121.45             5/31/98         $12,213.69
       6/30/98       $12,687.00             6/30/98        $12,184.48             6/30/98         $12,225.90
       7/31/98       $12,882.38             7/31/98        $12,262.46             7/31/98         $12,304.15
       8/31/98       $11,851.79             8/31/98        $11,643.21             8/31/98         $11,442.86
       9/30/98       $11,876.68             9/30/98        $11,673.48             9/30/98         $11,363.90
      10/31/98       $11,759.10            10/31/98        $11,423.67            10/31/98         $11,134.35
      11/30/98       $12,394.09            11/30/98        $12,016.55            11/30/98         $11,731.15
      12/31/98       $12,415.16            12/31/98        $11,994.92            12/31/98         $11,695.96
       1/31/99       $12,701.95             1/31/99        $12,156.86             1/31/99         $11,884.26
       2/28/99       $12,742.60             2/28/99        $12,074.19             2/28/99         $11,850.99
       3/31/99       $13,048.42             3/31/99        $12,214.25             3/31/99         $12,032.31
       4/30/99       $13,330.27             4/30/99        $12,437.77             4/30/99         $12,310.25
       5/31/99       $13,106.32             5/31/99        $12,323.34             5/31/99         $12,096.05
       6/30/99       $13,127.29             6/30/99        $12,292.53             6/30/99         $12,097.26
       7/31/99       $13,182.42             7/31/99        $12,308.51             7/31/99         $12,110.57
       8/31/99       $12,939.87             8/31/99        $12,178.04             8/31/99         $11,990.68
       9/30/99       $12,884.23             9/30/99        $12,129.33             9/30/99         $11,922.33
      10/31/99       $12,871.34            10/31/99        $12,063.83            10/31/99         $11,894.91
      11/30/99       $13,180.25            11/30/99        $12,220.66            11/30/99         $12,093.55
      12/31/99       $13,434.63            12/31/99        $12,293.99            12/31/99         $12,245.93
       1/31/00       $13,255.95             1/31/00        $12,247.27             1/31/00         $12,193.27
       2/29/00       $13,392.49             2/29/00        $12,272.99             2/29/00         $12,292.04
       3/31/00       $13,140.71             3/31/00        $12,092.58             3/31/00         $12,101.51
       4/30/00       $13,102.60             4/30/00        $12,092.58             4/30/00         $12,067.63
       5/31/00       $12,909.99             5/31/00        $11,940.21             5/31/00         $11,862.48
       6/30/00       $13,204.34             6/30/00        $12,170.66             6/30/00         $12,102.10
       7/31/00       $13,276.97             7/31/00        $12,236.38             7/31/00         $12,133.57
       8/31/00       $13,380.53             8/31/00        $12,356.29             8/31/00         $12,200.30
       9/30/00       $13,005.87             9/30/00        $12,250.03             9/30/00         $12,030.72
      10/31/00       $12,590.98            10/31/00        $11,860.48            10/31/00         $11,651.75
      11/30/00       $11,909.81            11/30/00        $11,405.04            11/30/00         $11,072.66
      12/31/00       $12,152.77            12/31/00        $11,665.07            12/31/00         $11,311.83
       1/31/01       $12,963.36             1/31/01        $12,403.47             1/31/01         $12,034.65
       2/28/01       $13,024.29             2/28/01        $12,592.00             2/28/01         $12,092.42
       3/31/01       $12,719.52             3/31/01        $12,340.16             3/31/01         $11,774.39
       4/30/01       $12,521.10             4/30/01        $12,172.34             4/30/01         $11,651.94
       5/31/01       $12,796.56             5/31/01        $12,386.57             5/31/01         $11,796.42
       6/30/01       $12,543.19             6/30/01        $12,060.80             6/30/01         $11,510.95
       7/31/01       $12,526.88             7/31/01        $12,256.19             7/31/01         $11,598.43
       8/31/01       $12,688.48             8/31/01        $12,353.01             8/31/01         $11,683.10
       9/30/01       $11,682.28             9/30/01        $11,499.42             9/30/01         $10,938.88
      10/31/01       $12,058.45            10/31/01        $11,867.40            10/31/01         $11,195.95
      11/30/01       $12,470.85            11/30/01        $12,283.95            11/30/01         $11,547.50
      12/31/01       $12,282.43            12/31/01        $12,186.90            12/31/01         $11,524.41


Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The illustration above assumes a $10,000 investment on 11/01/96 (10/31/96 for index and peer group). The Merrill Lynch High Yield Master II Index is an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund. Source of data: Lipper Inc. and Liberty Funds Distributor, Inc.

Portfolio Managers' Report             13                      [GRAPHIC OMITTED]


Fund Commentary    COMMENTARY FROM STEVE LOCKMAN AND JEFFREY MARTIN,
[GRAPHIC OMITTED]  PORTFOLIO CO-MANAGERS OF
                   STEIN ROE HIGH YIELD FUND

      For the six months ended December 30, 2001, Stein Roe High Yield Fund's class S shares generated a total return of negative 2.07%. The fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index, which posted a 1.06% total return for the same period.

      The fund's middle-of-the-road target on quality in the high yield universe accounted for its underperformance during a period when investments in lower-rated securities were rewarded. We lightened our weighting in wireless communications, which had been a volatile sector in the high yield market in the past year. As this sector was a strong performer during the period, we did not fully participate in the rebound.

After a rocky third quarter, high yield bonds bounced back

      In the third calendar quarter of 2001, high yield bonds suffered as investors continued to pull money out of high yield mutual funds, fearing the impact of bankruptcies and defaults in an economy that was already in recession. Then, the events of September 11th dealt the high yield market another blow: the September return of the Merrill Lynch High Yield Master II Index was negative 6.81% - the worst single month on record.

      However, once investors began to regain confidence about the economy and national security, they came back into the market. And when they did, they tended to favor the riskiest issues. We positioned the fund somewhere in the middle of the risk spectrum - not so conservative that we tended to overweight the higher tiers of

[sidebar]
--------------------------------------------------------------------------------
Investment Objective and Strategy:

Seeks its total return by investing for a high level of current income and capital appreciation. The fund invests all of its assets in the SR&F High Yield Portfolio as part of a master fund/feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, high-risk bonds.

Fund Inception:
November 1, 1996

Net Assets:
$34.7 million
--------------------------------------------------------------------------------

                                       14                      [GRAPHIC OMITTED]


quality (BBB and BB) among high yields and not so aggressive that we target the lowest quality (CCC and non-rated) securities. As a result, we underperformed during the quarter because the market favored the lowest quality bonds and sectors that had been beaten down over the previous year, such as wireless communications. While the wireless communications sector thrived, wireline communications (those tied to traditional in-house wiring infrastructure) and media/telecommunications continued to stumble, and there we were helped by our underweighting.

Top 5 sectors(1)

 [The following table was represented as a bar chart in the printed material.]

                                                  %
Manufacturing                                   25.9
Transportation, communication                   20.5
  electric, gas and sanitary services
Services                                        18.4
Retail Trade                                     9.3
Finance, insurance and real estate               8.4

      Our investments in the home building sector, where we were relatively overweighted, were rewarded as the industry was a strong performer during the period. Falling interest rates and mortgage refinancings were a plus for the industry.

Maturity(1)                     %

Greater than 10 years          2.2
5-10 years                    84.9
1-5 years                     10.0
Less than 1 year               2.9

Looking ahead

      Our outlook for the high yield market is positive for the period ahead. A stronger economy should help boost prospects for many of the sectors that have stumbled in previous years and attractive valuations make some of the riskier securities and market segments more attractive going forward. Although we have been underweighted in bonds that are sensitive to the economy, we expect to increase our exposure, for example, to the paper industry, where capacity constraints could be a factor as the economy strengthens because capacity additions have been small to negligible. We are also keeping an eye on technology, especially semiconductor equipment manufacturers, which should benefit when corporate spending picks back up.

                                       15                      [GRAPHIC OMITTED]


--------------------------------------------------------------------------------
Portfolio statistics

                                       As of 12/31/01       As of 6/30/01
                                       --------------       -------------

Adjusted duration                         4.6 years           4.8 years

Average weighted maturity                 7.3 years           7.5 years

Average weighted coupon                     9.40%               9.44%
--------------------------------------------------------------------------------

      In 2001, we raised the quality level of the portfolio by emphasizing BBB securities, which held up well in the first half of the fiscal year. With brighter economic prospects ahead, we plan to lighten up on both BB and BBB securities and replace them with lower-quality single-B bonds. These lower-quality securities are not a core part of our strategy, but we think the opportunities offered in the current environment make them attractive and we will likely add to our position in the future.

Portfolio quality(1)

 [The following table was represented as a bar chart in the printed material.]

                        As of 12/31/01          As of 6/30/01
                        --------------          -------------
BBB                           6.0                     8.6
BB                           39.4                    29.4
B                            47.5                    55.6
CCC/Not Rated*                6.8                     5.8
Other                         0.3                     0.6

*     Includes cash

Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds; it is not available for direct investment. Source of Lipper data: Lipper Inc.

(1) Sector breakdown is calculated as a percentage of net assets in SR&F High Yield Portfolio. Maturity and quality breakdowns are calculated as a percentage of total holdings in SR&F High Yield Portfolio. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these breakdowns in the future.

SR&F Intermediate Bond Portfolio       16                      [GRAPHIC OMITTED]


Investment Portfolio

DECEMBER 31, 2001 (UNAUDITED)

Corporate Fixed Income Bonds & Notes - 80.8%                                 PAR               VALUE
FINANCE, INSURANCE & REAL ESTATE - 24.9%
    Brokers - 1.8%
    Credit Suisse FB USA Inc., 5.875%, 08/01/06.............         $ 7,750,000       $   7,893,918
    Morgan Stanley Dean Witter, 6.750%, 04/15/11............           4,000,000           4,129,080
                                                                                       -------------
                                                                                          12,022,998
                                                                                       -------------
    Depository Institutions - 10.6%
    Bank One Corp., 6.000%, 08/01/08........................          12,000,000          12,040,200
    Barclays Bank PLC, 7.375%, 06/29/49 (a).................           5,000,000           5,186,988
    Citicorp, 8.040%, 12/15/19 (a)..........................           9,000,000           9,659,160
    First Massachusetts Bank, 7.625%, 06/15/11..............           5,500,000           5,806,680
    GS Escrow Corp.:
      7.000%, 08/01/03......................................           3,300,000           3,357,288
      7.125%, 08/01/05......................................           2,000,000           1,998,280
    HSBC Holdings PLC:
      9.547%, 12/31/49 (a)..................................           4,500,000           5,204,565
      10.176%, 12/31/49 (a).................................           5,000,000           6,348,750
    Popular NA, Inc., 6.125%, 10/15/06......................           7,000,000           6,836,760
    Sovereign Bancorp, Inc., 10.500%, 11/15/06..............           4,750,000           5,178,070
    Washington Mutual, 7.500%, 08/15/06.....................           7,000,000           7,586,810
                                                                                       -------------
                                                                                          69,203,551
                                                                                       -------------
    Financial Services - 1.7%
    International Lease Finance Corp.,
      5.750%, 10/15/06......................................           7,000,000           6,996,430
    LaBranche & Co., Inc., 12.000%, 03/01/07................           3,300,000           3,778,500
                                                                                       -------------
                                                                                          10,774,930
                                                                                       -------------
    Insurance Carriers - 2.6%
    Florida Windstorm Underwriting Association,
      7.125%, 02/25/19 (a)..................................           4,325,000           4,418,809
    Nationwide Mutual Insurance Co.,
      8.250%, 12/01/31......................................           3,500,000           3,481,835
    Prudential Insurance Company of America,
      7.650%, 07/01/07......................................           8,725,000           9,360,616
                                                                                       -------------
                                                                                          17,261,260
                                                                                       -------------
    Non-Depository Credit Institutions - 7.6%
    Countrywide Home Loans, Inc.:
      5.500%, 08/01/06......................................           5,000,000           4,983,800
      6.850%, 06/15/04......................................           7,500,000           7,907,775
    Ford Motor Credit Co.:
      7.250%, 10/25/11......................................           6,000,000           5,833,920
      7.600%, 08/01/05......................................           6,000,000           6,140,100
    General Motors Acceptance Corp.:
      6.125%, 09/15/06 (b)..................................           2,750,000           2,721,593
      6.875%, 09/15/11......................................           5,500,000           5,381,915
      8.000%, 11/01/31......................................           5,250,000           5,293,313

See notes to investment portfolio.

                                       17                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Non-Depository Credit Institutions (cont)
    Household Finance Corp.:
      6.375%, 10/15/11......................................         $ 8,200,000       $   8,198,884
      6.750%, 05/15/11......................................           3,000,000           2,990,640
                                                                                       -------------
                                                                                          49,451,940
                                                                                       -------------
    Real Estate - 0.6%
    iStar Financial, Inc., 8.750%, 08/15/08.................           4,000,000           4,020,000
                                                                                       -------------

MANUFACTURING - 11.1%
    Automobiles - 0.8%
    Daimler Chrysler NA Holdings,
      8.500%, 01/18/31......................................           5,000,000           5,323,900
                                                                                       -------------
    Chemicals & Allied Products - 1.0%
    Eastman Chemical Co., 7.625%, 06/15/24..................           5,000,000           5,165,400
    MacDermid, Inc., 9.125%, 07/15/11 (a)...................           1,250,000           1,268,750
                                                                                       -------------
                                                                                           6,434,150
                                                                                       -------------
    Food & Kindred Products - 0.4%
    Land O'Lakes, Inc., 8.750%, 11/15/11 (a)................           3,000,000           2,895,000
                                                                                       -------------
    Lumber & Wood Products - 2.5%
    Georgia Pacific Corp., 7.500%, 05/15/06.................           5,500,000           5,453,140
    Louisiana-Pacific Corp., 8.500%, 08/15/05...............           5,000,000           4,859,450
    Weyerhaeuser Co., 5.950%, 11/01/08 (a)..................           6,000,000           5,812,080
                                                                                       -------------
                                                                                          16,124,670
                                                                                       -------------
    Medical Equipment - 1.0%
    American Home Products, 7.900%, 02/15/05................           5,875,000           6,319,914
                                                                                       -------------
    Miscellaneous Manufacturing - 0.5%
    Dana Corp., 9.000%, 08/15/11 (a)........................           3,200,000           2,944,000
                                                                                       -------------
    Paper Products - 0.8%
    Norske Skogindustrier, 7.625%, 10/15/11 (a).............           5,250,000           5,299,928
                                                                                       -------------
    Printing & Publishing - 1.2%
    Primedia, Inc., 8.875%, 05/15/11........................           3,000,000           2,700,000
    Viacom, Inc., 7.700%, 07/30/10..........................           4,600,000           5,010,412
                                                                                       -------------
                                                                                           7,710,412
                                                                                       -------------
    Rubber & Plastic - 0.9%
    Goodyear Tire & Rubber, 7.857%, 08/15/11................           6,000,000           5,606,220
                                                                                       -------------
    Tobacco Products - 0.8%
    UST, Inc., 8.800%, 03/15/05.............................           5,000,000           5,404,100
                                                                                       -------------

See notes to investment portfolio.

                                       18                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Transportation Equipment - 1.2%
    BEA Systems Holding, Inc., 6.400%, 12/15/11.............         $ 8,000,000       $   7,950,800
                                                                                       -------------

MINING & ENERGY - 5.2%
    Metal Mining - 0.2%
    Freeport-McMoRan Copper & Gold, Inc.,
      7.500%, 11/15/06......................................           1,670,000           1,210,750
                                                                                       -------------

    Oil & Gas Extraction - 5.0%
    Burlington Resources, Inc., 6.500%, 12/01/11 (a)........           6,750,000           6,518,070
    Devon Financing Corp., 7.875%, 09/30/31 (a).............           5,150,000           5,207,886
    Hanover Equipment Trust, 8.750%, 09/01/11 (a)...........           1,350,000           1,397,250
    Noble Drilling Corp., 7.500%, 03/15/19..................           4,245,000           4,197,498
    Occidental Petroleum:
      5.875%, 01/15/07......................................           2,000,000           1,998,380
      6.750%, 01/15/12......................................           2,000,000           1,983,220
    PDVSA Finance Ltd.:
      Series 1-A, 7.400%, 08/15/16..........................           2,500,000           2,025,000
      Series 1999 F, 8.750%, 02/15/04.......................           1,981,000           2,000,810
    Pemex Project Funding Master Trust,
      9.125%, 10/13/10......................................           2,250,000           2,389,922
    Petrobas International Finance,
      9.750%, 07/06/11 (a)..................................           3,500,000           3,450,405
    YPF Sociedad Anonima, 7.500%, 10/26/02..................             819,764             786,973
    Yosemite Securities Trust I,
      8.250%, 11/15/04 (a)(c)...............................           3,650,000             638,750
                                                                                       -------------
                                                                                          32,594,164
                                                                                       -------------
RETAIL TRADE - 3.7%
    General Merchandise Stores - 2.5%
    Buhrmann US, Inc., 12.250%, 11/01/09....................           1,600,000           1,608,000
    The May Department Stores Co.,
      7.900%, 10/15/07......................................           8,060,000           8,859,391
    Toys R Us, 6.875%, 08/01/06 (a).........................           6,000,000           5,895,000
                                                                                       -------------
                                                                                          16,362,391
                                                                                       -------------
    Miscellaneous Retail - 1.2%
    Costco Wholesale Corp., 7.125%, 06/15/05................           7,350,000           7,720,146
                                                                                       -------------

SERVICES - 6.7%
    Business Services - 0.4%
    FedEx Corp., Series A-1,
      7.530%, 09/23/06......................................           2,636,855           2,760,418
                                                                                       -------------

    Health Services - 4.2%
    HCA, Inc.:
      7.125%, 06/01/06......................................           7,750,000           7,879,193
      8.750%, 09/01/10......................................           5,600,000           6,118,000
    Manor Care, Inc., 8.000%, 03/01/08......................           1,500,000           1,582,950

See notes to investment portfolio.

                                       19                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Health Services (cont)
    Quest Diagnostic, Inc., 7.500%, 07/12/11................         $ 2,500,000       $   2,599,125
    United Healthcare Group, 7.500%, 11/15/05...............           8,500,000           9,074,600
                                                                                       -------------
                                                                                          27,253,868
                                                                                       -------------
    Hotels, Camps & Lodging - 2.1%
    Marriott International, Inc., 7.875%, 09/15/09..........           5,000,000           5,132,500
    Meditrust Companies:
      7.114%, 08/15/04 (a)..................................           2,150,000           2,085,500
      7.820%, 09/10/26......................................           3,700,000           3,663,000
    Prime Hospitality Corp., 9.250%, 01/15/06...............           2,950,000           3,009,000
                                                                                       -------------
                                                                                          13,890,000
                                                                                       -------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 28.6%
    Air Transportation - 7.2%
    Air 2 US, 8.027%, 10/01/19 (a)..........................           6,670,634           5,775,835
    American Airlines, Inc.:
      1999-1-A2, 7.024%, 04/15/11...........................           7,000,000           6,673,100
      2001-2-A2, 7.858%, 10/01/11...........................           1,250,000           1,247,300
    Delta Air Lines, Inc.:
      7.570%, 11/18/10......................................           4,250,000           4,170,738
      7.779%, 11/18/05......................................           6,250,000           6,063,063
    Sabre Holdings, 7.350%, 08/01/11........................           3,000,000           2,816,970
    Southwest Airlines Co., 5.496%, 11/01/06................           7,000,000           6,816,320
    Systems 2001 Asset Trust:
      6.664%, 09/15/13......................................           3,114,139           3,210,566
      7.156%, 12/15/11......................................           4,719,942           4,859,036
    United Airlines, Inc.:
      7.783%, 01/01/14......................................           3,080,572           2,864,439
      9.200%, 03/22/08......................................           2,563,839           2,268,664
                                                                                       -------------
                                                                                          46,766,031
                                                                                       -------------
    Cable - 1.6%
    Adelphia Communications, Inc.,
      10.250%, 11/01/06.....................................           1,500,000           1,522,500
    Charter Communications Holdings, Inc.:
      9.625%, 11/15/09......................................           2,000,000           2,020,000
      10.000%, 05/15/11.....................................           1,000,000           1,015,000
    CSC Holdings, Inc.:
      7.875%, 02/15/18......................................           4,250,000           4,088,288
      8.125%, 07/15/09......................................           2,000,000           2,063,440
                                                                                       -------------
                                                                                          10,709,228
                                                                                       -------------
    Electric Services - 8.3%
    AES Corp., 8.750%, 06/15/08.............................           1,750,000           1,540,000
    AES Eastern Energy, L.P., 9.670%, 01/02/29..............           1,750,000           1,724,870
    Calpine Canada Energy Finance U.L.C.,
      8.500%, 05/01/08......................................           7,000,000           6,335,000
    CMS Energy Corp., 9.875%, 10/15/07......................           2,500,000           2,637,500
    Edison Mission, 9.875%, 04/15/11........................           1,100,000           1,122,000

See notes to investment portfolio.

                                       20                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Electric Services (cont)
    First Energy Corp.:
      5.500%, 11/15/06......................................         $ 8,000,000       $   7,869,040
      7.325%, 11/15/31......................................           7,250,000           7,035,908
    Israel Electric Corp., Ltd., 7.950%, 05/30/11 (a).......           7,000,000           7,410,410
    Mirant Americas Generation LLC,
      7.625%, 05/01/06......................................           3,000,000           2,730,000
    Niagara Mohawk Power Corp., 8.875%, 05/15/07............           5,500,000           6,049,505
    Oglethorpe Power Corp., 6.974%, 06/30/11................           3,261,000           3,341,677
    PSE&G Energy Holdings, 8.500%, 06/15/11.................           4,125,000           4,094,681
    Southpoint Calpine, 8.400%, 05/30/12 (a)................           2,500,000           2,275,000
                                                                                       -------------
                                                                                          54,165,591
                                                                                       -------------
    Railroad - 2.7%
    Norfolk Southern Corp., 7.350%, 05/15/07................           6,110,000           6,534,278
    Union Pacific Corp.:
      5.750%, 10/15/07......................................           6,000,000           5,976,420
      7.600%, 05/01/05......................................           5,000,000           5,335,800
                                                                                       -------------
                                                                                          17,846,498
                                                                                       -------------
    Sanitary Services - 1.4%
    Allied Waste North America, Inc.,
      8.875%, 04/01/08......................................           3,275,000           3,348,688
    Waste Management, Inc., 7.375%, 08/01/10................           5,500,000           5,654,385
                                                                                       -------------
                                                                                           9,003,073
                                                                                       -------------
    Telecommunications - 7.4%
    AT&T Corp., 6.500%, 11/15/06 (a)........................           7,000,000           7,121,660
    Cingular Wireless:
      5.625%, 12/15/06 (a)..................................           2,800,000           2,823,268
      6.500%, 12/15/11 (a)..................................           3,000,000           3,040,560
    Frontier Corp., 7.250%, 05/15/04 (c)....................           7,000,000             875,000
    Intermedia Communications, Inc.,
      (d) 03/01/09
      (12.250% 03/01/04)....................................           6,000,000           5,340,000
    Rogers Wireless, Inc., 9.625%, 05/01/11.................           2,600,000           2,691,000
    TPSA Finance BV, 7.750%, 12/10/08 (a)...................           6,000,000           6,020,460
    Verizon Wireless, 5.375%, 12/15/06 (a)..................          10,500,000          10,439,100
    WorldCom, Inc., 8.250%, 05/15/31........................           9,200,000           9,699,652
                                                                                       -------------
                                                                                          48,050,700
                                                                                       -------------
WHOLESALE TRADE - 0.6%
    Non-Durable Goods - 0.6%
    Lilly Del Mar, Inc., 7.717%, 08/01/29 (a)...............           3,750,000           3,934,748
                                                                                       -------------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES
    (cost of $536,847,886)..................................                             527,015,379
                                                                                       -------------

Government Obligations - 5.2%
    FOREIGN GOVERNMENT AGENCIES &
    OBLIGATIONS - 1.9%
    Philippines (Republic of), 10.625%, 03/16/25............           3,000,000           2,960,640
    State Of Qatar, 9.750%, 06/15/30 (a)....................           5,000,000           5,740,250
    United Mexican States, 9.875%, 02/01/10.................           3,500,000           3,902,500
                                                                                       -------------
                                                                                          12,603,390
                                                                                       -------------

See notes to investment portfolio.

                                       21                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    U.S. GOVERNMENT AGENCIES &
    OBLIGATIONS - 3.3%
    Federal Home Loan Mortgage Corporation,
      12.000%, 07/01/20.....................................         $   947,860       $   1,092,702
                                                                                       -------------
    Federal National Mortgage Association:
      6.000%, 04/01/09 - 03/01/24...........................          11,923,194          12,014,703
      6.500%, 10/01/28......................................           5,155,701           5,155,701
      8.500%, 11/01/23......................................              40,357              42,993
      9.250%, 03/25/18......................................             913,610           1,019,049
                                                                                       -------------
                                                                                          18,232,446
                                                                                       -------------
    Government National Mortgage Association:
      6.625%, 07/20/25......................................             626,379             654,466
      8.000%, 02/15/08......................................           1,404,785           1,478,536
      9.000%, 06/15/16-10/15/16.............................             117,372             124,891
                                                                                       -------------
                                                                                           2,257,893
                                                                                       -------------

TOTAL GOVERNMENT OBLIGATIONS
    (cost of $30,510,670)...................................                              34,186,431
                                                                                       -------------

NON-AGENCY MORTGAGE-BACKED SECURITIES &
ASSET-BACKED SECURITIES - 10.5%
    Asset-Backed Securities - 1.7%
    Cigna CBO 1996-1 Ltd., 6.460%, 11/15/08.................           4,503,658           4,514,917
    Diversified REIT Trust, 6.780%, 03/18/11 (a)............           5,000,000           4,915,625
    First Boston Mortgage Securities Corp.,
      2.108%, 09/28/13 (c)..................................             625,005                  98
    Option One Mortgage Securities Corp.,
      9.660%, 03/26/29......................................           1,467,858           1,431,161
                                                                                       -------------
                                                                                          10,861,801
                                                                                       -------------
    Mortgage-Backed Securities - 8.8%
    American Mortgage Trust,
      8.190%, 09/27/22......................................             833,931             750,538
    Asset Securitization Corp.,
      6.750%, 02/14/41......................................           6,500,000           6,662,500
    GS Mortgage Securities Corp.,
      7.750%, 09/20/27 (a)..................................           4,163,287           4,330,026
    JP Morgan Commercial Mortgage Finance Corp.,
      7.400%, 07/15/31......................................          10,000,000          10,709,375
    LBUBS Commercial Mortgage Trust,
      6.510%, 11/15/10......................................           5,000,000           5,093,750
    LB Commercial Conduit Mortgage Trust,
    Series 1998-C4, Class A1B,
      6.210%, 10/15/35......................................          10,000,000          10,215,511
    Mellon Residential Funding Corp.,
      5.610%, 10/25/28......................................           4,500,000           4,595,977
    Merrill Lynch Mortgage Investors, Inc.,
      7.059%, 12/26/25......................................           4,298,937           4,519,258

See notes to investment portfolio.

                                       22                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Mortgage-Backed Securities (cont)
    Merrill Lynch Trust, 8.000%, 12/20/18...................          $  550,635          $  579,059
    Nomura Asset Securities Corp., 7.120%, 04/13/36.........           6,255,000           6,395,738
    PNC Mortgage Securities Corp.,
      7.500%, 06/25/26......................................           3,020,943           3,107,795
    Structured Asset Securities Corp.,
      1.600%, 02/25/28......................................          14,742,715             810,849
                                                                                       -------------
                                                                                          57,770,376
                                                                                       -------------

TOTAL NON-AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES
    (cost of $62,346,744)...................................                              68,632,177
                                                                                       -------------

Short-Term Obligation - 1.8%
    Commercial Paper - 1.8%
    Amstel Funding, 1.800%, 01/02/02 (e)
      (cost of $11,957,739).................................          11,955,000          11,954,403
                                                                                       -------------

TOTAL INVESTMENTS - 98.3%
    (cost of $641,663,039) (f)..............................                             641,788,390
                                                                                       -------------

Other Assets & Liabilities, Net - 1.7%......................                              10,784,739
                                                                                       -------------

Net Assets - 100.0% ........................................                            $652,573,129
                                                                                       =============

Notes to Investment Portfolio:

(a) These securities are exempts from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $138,057,833, which represents 21.2% of net assets.
(b) This security, or a portion thereof, with a market value of $2,721,593 is being used to collateralize short futures contracts.
(c) This security is in default of certain debt covenants. Income is not being accrued.
(d) Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(e)   Rate represents yield at time of purchase.
(f) Cost for both financial statement and federal income tax purposes is the same.

Short futures contract open on December 31, 2001:

                                Par Value                            Unrealized
                               Covered by        Expiration        Depreciation
             Type               Contracts           Month           at 12/31/01

      U.S. Treasury Bond       $19,000,000          March            $(247,669)
      U.S. Treasury Note        27,000,000          March             (163,982)
      U.S. Treasury Note         2,000,000          March              (19,972)
                                                                     ---------
                                                                     $(431,623)
                                                                     =========

See notes to financial statements.

SR&F Income Portfolio                  23                      [GRAPHIC OMITTED]


Investment Portfolio

DECEMBER 31, 2001 (UNAUDITED)

Corporate Bonds - 89.6%                                                      PAR               VALUE
CONSTRUCTION - 1.1%
    Building Construction - 1.1%
    Beazer Homes USA, Inc., 8.875%, 04/01/08................         $ 3,000,000       $   3,105,000
                                                                                       -------------

FINANCE, INSURANCE & REAL ESTATE - 30.1%
    Broker - 1.6%
    Citicorp, Inc., 8.040%, 12/15/19 (a)....................           4,000,000           4,292,960
                                                                                       -------------
    Depository Institutions - 8.8%
    Abbey National Capital Trust, 8.963%, 12/29/49..........           2,500,000           2,823,640
    Barclays Bank PLC, 7.375%, 06/29/49 (a).................           2,500,000           2,593,494
    Credit Suisse First Boston London,
      7.900%, 12/15/26 (a)..................................           3,500,000           3,642,544
    GS Escrow Corp., 7.125%, 08/01/05.......................           3,000,000           2,997,420
    Popular NA, Inc., 6.125%, 10/15/06......................           3,000,000           2,930,040
    Sovereign Bancorp, Inc.:
      8.000%, 03/15/03......................................           1,500,000           1,521,570
      10.500%, 11/15/06.....................................           1,500,000           1,635,180
    Swiss Bank Corp., 7.375%, 07/15/15......................           4,000,000           4,220,840
    The Export-Import Bank of Korea,
      6.375%, 02/15/06......................................           2,000,000           2,057,580
                                                                                       -------------
                                                                                          24,422,308
                                                                                       -------------
    Financial Services - 6.4%
    ACE Capital Trust II, 9.700%, 04/01/30..................           4,500,000           5,086,395
    Credit Suisse FB USA, Inc., 6.125%, 11/15/11............           1,600,000           1,557,280
    LaBranche & Co., Inc., 12.000%, 03/01/07................           2,000,000           2,290,000
    Orion Power Holdings, Inc., 12.000%, 05/01/10...........           1,000,000           1,160,000
    PDVSA Finance Ltd.:
      Series 1-A, 7.400%, 08/15/16..........................           2,500,000           2,025,000
      Series 1999 F, 8.750%, 02/15/04.......................           1,132,000           1,143,320
    Spear Leeds & Kellogg LP, 8.250%, 08/15/05 (a)..........           4,000,000           4,385,880
                                                                                       -------------
                                                                                          17,647,875
                                                                                       -------------
    Holding & Other Investment Offices - 4.0%
    ERAC USA Finance Co., 8.000%, 11/15/11 (a)..............           3,000,000           3,039,420
    HSBC Capital Funding LP,
      9.547%, 12/31/49 (a)..................................           2,500,000           2,891,425
    Pemex Project Funding Master Trust,
      9.125%, 10/13/10......................................             750,000             796,641
    Petrobas International Finance,
      9.750%, 07/06/11 (a)..................................           1,500,000           1,478,745
    TPSA Finance BV,
      7.750%, 12/10/08 (a)..................................           3,000,000           3,010,230
                                                                                       -------------
                                                                                          11,216,461
                                                                                       -------------

See notes to investment portfolio.

                                       24                      [GRAPHIC OMITTED]

                                                                             PAR               VALUE
    Insurance Carriers - 1.3%
    Florida Windstorm Underwriting Association,
      7.125%, 02/25/19 (a)..................................         $ 2,000,000       $   2,043,380
    Nationwide Mutual Insurance Co.,
      8.250%, 12/01/31 (a)..................................           1,500,000           1,492,215
                                                                                       -------------
                                                                                           3,535,595
                                                                                       -------------
    Nondepository Credit Institutions - 3.0%
    Ford Motor Credit, 6.500%, 01/25/07.....................           3,500,000           3,434,725
    General Motors Acceptance Corp.:
      6.875%, 09/15/11......................................           1,500,000           1,467,795
      8.000%, 11/01/31......................................           2,250,000           2,268,562
    Household Finance Corp., 6.750%, 05/15/11...............           1,000,000             996,880
                                                                                       -------------
                                                                                           8,167,962
                                                                                       -------------
    Real Estate - 5.0%
    American Health Properties, Inc.,
      7.050%, 01/15/02......................................           3,000,000           2,999,946
    Meditrust Companies., 7.620%, 09/13/05..................           2,200,000           2,112,000
    Property Trust of America, 6.875%, 02/15/08.............           1,750,000           1,747,550
    The Prudential Property Separate Account:
      6.625%, 04/01/09 (a)..................................           3,000,000           2,888,700
      7.125%, 07/01/07 (a)..................................           4,000,000           4,134,360
                                                                                       -------------
                                                                                          13,882,556
                                                                                       -------------
MANUFACTURING - 13.7%
    Chemicals & Allied Products - 1.8%
    Eastman Chemical Co., 7.625%, 06/15/24..................           3,000,000           3,099,240
    Lyondell Chemical Co., 9.750%, 09/04/03 (a).............           2,000,000           2,035,000
                                                                                       -------------
                                                                                           5,134,240
                                                                                       -------------
    Electronic & Electrical Equipment - 1.0%
    FirstEnergy Corp.:
      6.450%, 11/15/11......................................             925,000             902,948
      7.325%, 11/15/31......................................           2,000,000           1,940,940
                                                                                       -------------
                                                                                           2,843,888
                                                                                       -------------
    Food & Kindred Products - 3.2%
    Coca-Cola Bottling Co. Consolidated, Series A,
      8.560%, 02/26/02......................................           2,000,000           2,000,000
    Kellogg Co., 6.600%, 04/01/11...........................           3,250,000           3,334,500
    Panamerican Beverages, Inc.,
      7.250%, 07/01/09......................................           2,000,000           1,886,240
    Pepsi-Gemex SA, 9.750%, 03/30/04........................           1,500,000           1,582,500
                                                                                       -------------
                                                                                           8,803,240
                                                                                       -------------
    Machinery & Computer Equipment - 0.6%
    Cincinnati Milacron, Inc., 8.375%, 03/15/04.............           2,000,000           1,580,000
                                                                                       -------------
    Miscellaneous Manufacturing - 1.3%
    AMETEK, Inc., 7.200%, 07/15/08 (a)......................           1,000,000             962,610
    Briggs & Stratton Corp., 8.875%, 03/15/11...............             850,000             881,875

See notes to investment portfolio.

                                       25                      [GRAPHIC OMITTED]

                                                                             PAR               VALUE
    Miscellaneous Manufacturing (cont)
    Dana Corp., 9.000%, 08/15/11 (a)........................         $ 1,100,000       $   1,012,000
    Derlan Manufacturing, Inc., 10.000%, 01/15/07...........           1,019,000             866,150
                                                                                       -------------
                                                                                           3,722,635
                                                                                       -------------
    Paper Products - 1.7%
    Georgia Pacific Corp., 8.875%, 05/15/31.................           2,400,000           2,386,872
    Norske Skogindustrier, 7.625%, 10/15/11 (a).............           2,250,000           2,271,397
                                                                                       -------------
                                                                                           4,658,269
                                                                                       -------------
    Printing & Publishing - 0.4%
    Primedia, Inc., 8.875%, 05/15/11........................           1,250,000           1,125,000
                                                                                       -------------
    Rubber & Plastic - 1.0%
    The Goodyear Tire & Rubber Co.,
      7.857%, 08/15/11......................................           3,000,000           2,803,110
                                                                                       -------------
    Tobacco Products - 1.2%
    UST, Inc., 8.800%, 03/15/05.............................           3,000,000           3,242,460
                                                                                       -------------
    Transportation Equipment - 1.5%
    Systems 2001 Asset Trust:
      6.664%, 09/15/13 (a)..................................           1,676,844           1,728,767
      7.156%, 12/15/11 (a)..................................           2,235,762           2,301,649
                                                                                       -------------
                                                                                           4,030,416
                                                                                       -------------
MINING & ENERGY - 5.1%
    Oil & Gas Extraction - 2.8%
    Husky Oil Ltd., 8.900%, 08/15/28........................           3,000,000           3,131,154
    Noble Drilling Corp., 7.500%, 03/15/19..................           3,500,000           3,460,835
    YPF Sociedad Anonima, 7.500%, 10/26/02..................           1,025,817             984,784
                                                                                       -------------
                                                                                           7,576,773
                                                                                       -------------
    Oil & Gas Field Services - 2.3%
    Burlington Resources, Inc., 6.500%, 12/01/11 (a)........           1,500,000           1,448,460
    Devon Energy Corp., 7.875%, 09/30/31 (a)................           2,600,000           2,629,224
    Hanover Equipment Trust 01 B,
      8.750%, 09/01/11 (a)..................................             650,000             672,750
    SESI LLC, 8.875%, 05/15/11..............................           1,750,000           1,671,250
                                                                                       -------------
                                                                                           6,421,684
                                                                                       -------------
RETAIL TRADE - 0.6%
    General Merchandise Stores - 0.6%
    Buhrmann US, Inc., 12.250%, 11/01/09....................           1,750,000           1,758,750
                                                                                       -------------

SERVICES - 12.1%
    Amusement & Recreation - 1.3%
    Harrahs Operating Co., Inc.,
      7.125%, 06/01/07......................................           2,750,000           2,804,560
    Six Flags, Inc., 9.500%, 02/01/09.......................             750,000             759,375
                                                                                       -------------
                                                                                           3,563,935
                                                                                       -------------

See notes to investment portfolio.

                                       26                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Business Services - 0.4%
    DynCorp, Inc., 9.500%, 03/01/07.........................         $ 1,000,000       $   1,020,000
                                                                                       -------------
    Health Services - 3.8%
    HCA, Inc.:
      7.125%, 06/01/06......................................           4,000,000           4,066,680
      8.750%, 09/01/10......................................           1,550,000           1,693,375
    Lilly Del Mar, Inc., 7.717%, 08/01/29 (a)...............           2,250,000           2,360,848
    Manor Care, Inc., 8.000%, 03/01/08......................             750,000             791,475
    Quest Diagnostic, Inc., 7.500%, 07/12/11................           1,000,000           1,039,650
    Triad Hospitals, Inc., 8.750%, 05/01/09.................             575,000             603,750
                                                                                       -------------
                                                                                          10,555,778
                                                                                       -------------
    Hotels, Camps & Lodging - 4.9%
    Hyatt Equities LLC,
      7.000%, 05/15/02 (a)..................................           5,000,000           5,060,200
    Marriott International, Inc., 6.875%, 11/15/05..........           5,000,000           5,081,350
    Prime Hospitality Corp., 9.750%, 04/01/07...............           3,500,000           3,535,000
                                                                                       -------------
                                                                                          13,676,550
                                                                                       -------------
    Media - 1.7%
    AOL Time Warner, Inc., 7.625%, 04/15/31.................           2,750,000           2,882,385
    Viacom, Inc., 7.875%, 07/30/30..........................           1,750,000           1,918,053
                                                                                       -------------
                                                                                           4,800,438
                                                                                       -------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 26.9%
    Air Transportation - 5.7%
    Air 2 US, 8.027%, 10/01/19 (a)..........................           2,547,811           2,206,048
    American Airlines, Inc.:
      1999-1-A2, 7.024%, 04/15/11...........................           3,029,000           2,887,546
      Pass Through Certificates, Series 91-A,
        9.710%, 01/02/07....................................           2,197,795           2,108,741
    Delta Air Lines, Inc., 7.779%, 11/18/05.................           3,750,000           3,637,837
    Sabre Holdings Corp., 7.350%, 08/01/11..................           2,250,000           2,112,727
    Southwest Airlines Co., 5.496%, 11/01/06................           3,000,000           2,921,280
                                                                                       -------------
                                                                                          15,874,179
                                                                                       -------------
    Cable - 2.5%
    CSC Holdings, Inc., 7.875%, 02/15/18....................           3,750,000           3,607,312
    Century Communications Corp.,
      9.750%, 02/15/02......................................           1,850,000           1,905,500
    Continental Cablevision, Inc.,
      8.875%, 09/15/05......................................           1,200,000           1,299,492
                                                                                       -------------
                                                                                           6,812,304
                                                                                       -------------
    Communications - 1.9%
    Intermedia Communications, Inc., (b) 03/01/09
      (12.250%, 03/01/04)...................................           4,000,000           3,560,000
    Level 3 Communications, Inc., 10.375%, 05/01/07.........           1,500,000           1,605,000
                                                                                       -------------
                                                                                           5,165,000
                                                                                       -------------

See notes to investment portfolio.

                                       27                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Electric Services - 8.9%
    AES Corp.:
      8.750%, 06/15/08......................................         $ 1,250,000       $   1,100,000
      9.500%, 06/01/09......................................           1,000,000             890,000
    AES Eastern Energy LP, 9.670%, 01/02/29.................           1,250,000           1,232,050
    Allegheny Energy, Inc., 7.800%, 03/15/11 (a)............             750,000             751,620
    Calpine Canada Energy Finance U.L.C.,
      8.500%, 05/01/08......................................           1,500,000           1,357,500
    Calpine Corp., 8.500%, 02/15/11.........................           1,500,000           1,335,000
    CMS Energy Corp., 8.375%, 07/01/03......................           5,000,000           5,075,000
    Edison Mission, 9.875%, 04/15/11........................             500,000             510,000
    Israel Electric Corp. Ltd.,
      7.950%, 05/30/11 (a)..................................           3,500,000           3,705,205
    Mirant Americas Generation LLC,
      7.200%, 10/01/08 (a)..................................           1,500,000           1,335,000
    National Power Corp., 9.000%, 07/05/02 (a)..............           1,500,000           1,507,245
    PSE&G Energy Holdings, 8.500%, 06/15/11.................           2,125,000           2,109,381
    Pinnacle Partners, 8.830%, 08/15/04 (a).................           2,750,000           2,809,647
    Southpoint Calpine, 8.400%, 05/30/12 (a)................           1,000,000             910,000
                                                                                       -------------
                                                                                          24,627,648
                                                                                       -------------
    Pipelines - 1.0%
    Williams Companies, Inc., 7.750%, 06/15/31..............           3,000,000           2,858,220
                                                                                       -------------
    Sanitary Services - 0.6%
    Allied Waste North America, 8.875%, 04/01/08............             500,000             511,250
    Waste Management, Inc., 7.375%, 08/01/10................           1,250,000           1,285,088
                                                                                       -------------
                                                                                           1,796,338
                                                                                       -------------
    Telecommunication - 6.3%
    AT&T Wireless Services, Inc., 8.750%, 03/01/31..........           2,750,000           3,091,495
    Cingular Wireless, Inc., 5.625%, 12/15/06 (a)...........           1,200,000           1,209,972
    Frontier Corp., 7.250%, 05/15/04 (c)....................           5,000,000             625,000
    Rogers Cantel, Inc., 9.375%, 06/01/08...................           3,000,000           3,105,000
    Rogers Wireless, Inc., 9.625%, 05/01/11.................           3,175,000           3,286,125
    Verizon Wireless, Inc., 5.375%, 12/15/06 (a)............           6,000,000           5,965,200
                                                                                       -------------
                                                                                          17,282,792
                                                                                       -------------

TOTAL CORPORATE BONDS
    (cost of $249,781,701)..................................                             248,004,364
                                                                                       -------------

Government Bonds - 4.6%
    FOREIGN GOVERNMENT BONDS - 3.9%
    Comtel Brasileira Ltd., 10.750%, 09/26/04 (a)...........           2,000,000           1,995,000
    Republic of Panama, 7.875%, 02/13/02 (a)................           2,000,000           1,998,270
    State of Qatar, 9.750%, 06/15/30 (a)....................           2,750,000           3,157,138
    United Mexican States:
      8.375%, 01/14/11......................................           1,750,000           1,811,250
      9.875%, 02/01/10......................................           1,500,000           1,672,500
                                                                                       -------------
                                                                                          10,634,158
                                                                                       -------------

See notes to investment portfolio.

                                       28                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    U.S. GOVERNMENT BONDS & NOTES - 0.7%
    U.S. Treasury Bonds, 6.250%, 05/15/30...................         $   675,000       $     730,478
    U.S. Treasury Notes, 5.375%, 02/15/31...................           1,225,000           1,207,201
                                                                                       -------------
                                                                                           1,937,679
                                                                                       -------------

TOTAL GOVERNMENT OBLIGATIONS
    (cost of $11,936,128)...................................                              12,571,837
                                                                                       -------------

ASSET BACKED SECURITY - 0.4%
FINANCE, INSURANCE & REAL ESTATE - 0.4%
    Non-Depository Credit Institution - 0.4%
    Option One Mortgage Securities Corp.,
      9.660%, 03/26/29 (cost of $1,105,659).................           1,105,659           1,078,018
                                                                                       -------------

SHORT-TERM OBLIGATION - 3.6%
    Commercial Paper - 3.6%
    Amstel  Funding, 1.800% (d) 01/02/02
      (cost of $10,079,496).................................          10,080,000          10,079,496
                                                                                       -------------

TOTAL INVESTMENTS - 98.2%
    (cost of $272,902,984) (e)..............................                             271,733,715
                                                                                       -------------

Other Assets & Liabilities, Net - 1.8%......................                               5,023,956
                                                                                       -------------

Net Assets - 100.0%.........................................                            $276,757,671
                                                                                       =============

Notes to Investment Portfolio:

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $85,926,603, which represents 31.0% of net assets.
(b) Stepped coupon bonds. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(c) This security is in default of certain debt covenants. Income is not being accrued.
(d)   Represents yield at time of purchase.
(e) Cost for both financial statement and federal income tax purposes is the same.

See notes to financial statements.

SR&F High Yield Portfolio              29                      [GRAPHIC OMITTED]


Investment Portfolio

DECEMBER 31, 2001 (UNAUDITED)

Corporate Fixed Income Bonds & Notes - 94.9%                                 PAR               VALUE
CONSTRUCTION - 3.0%
    Building Construction - 3.0%
    Beazer Homes USA, Inc., 8.875%, 04/01/08................         $   500,000       $     517,500
    D.R. Horton, Inc., 8.000%, 02/01/09.....................             500,000             490,000
    KB Home, 9.500%, 02/15/11...............................           1,000,000           1,020,000
    Terex Corp., 9.250%, 07/15/11 (a).......................           1,000,000           1,000,000
                                                                                       -------------
                                                                                           3,027,500
                                                                                       -------------
FINANCE, INSURANCE & REAL ESTATE - 8.4%
    Depository Institutions - 1.3%
    Sovereign Bancorp, Inc.:
      8.000%, 03/15/03......................................             515,000             522,406
      10.500%, 11/15/06.....................................             750,000             817,590
                                                                                       -------------
                                                                                           1,339,996
                                                                                       -------------
    Financial Services - 4.6%
    Grupo Elektra SA, 12.000%, 04/01/08.....................           1,000,000           1,007,500
    iStar Financial, Inc., 8.750%, 08/15/08.................           1,250,000           1,256,250
    LaBranche & Co., Inc., 12.000%, 03/01/07................           1,000,000           1,145,000
    Orion Power Holdings, Inc., 12.000%, 05/01/10...........           1,000,000           1,160,000
                                                                                       -------------
                                                                                           4,568,750
                                                                                       -------------
    Real Estate - 2.5%
    Choctaw Resort Development Enterprise,
      9.250%, 04/01/09......................................           1,000,000           1,022,500
    Lennar Corp., 9.950%, 05/01/10 (a)......................             500,000             551,250
    Meditrust Companies, 7.114%, 08/15/04 (a)...............           1,000,000             970,000
                                                                                       -------------
                                                                                           2,543,750
                                                                                       -------------
MANUFACTURING - 25.8%
    Chemicals & Allied Products - 5.9%
    Acetex Corp., 10.875%, 08/01/09.........................             500,000             500,000
    AmerisourceBergen Corp., 8.125%, 09/01/08...............             500,000             522,500
    Equistar Chemicals LP, 10.125%, 09/01/08................           1,000,000           1,010,000
    IMC Global, Inc., 11.250%, 06/01/11.....................           1,000,000           1,065,000
    ISP Corp., 10.250%, 07/01/11 (a)........................           1,000,000           1,050,000
    MacDermid, Inc., 9.125%, 07/15/11.......................             750,000             761,250
    OM Group, Inc., 9.250%, 12/15/11 (a)....................           1,000,000           1,010,000
                                                                                       -------------
                                                                                           5,918,750
                                                                                       -------------

See notes to investment portfolio.

                                       30                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Food & Kindred Products - 3.0%
    Cott Beverages, Inc., 8.000%, 12/15/11 (a)..............         $ 1,000,000       $     975,000
    Land O'Lakes, Inc., 8.750%, 11/15/11 (a)................           1,000,000             965,000
    Pepsi-Gemex SA, 9.750%, 03/30/04........................           1,000,000           1,055,000
                                                                                       -------------
                                                                                           2,995,000
                                                                                       -------------
    Lumber & Wood Production - 1.0%
    Louisiana-Pacific Corp., 10.875%, 11/15/08..............           1,000,000             980,000
                                                                                       -------------
    Miscellaneous Manufacturing - 2.7%
    Dana Corp., 9.000%, 08/15/11 (a)........................             700,000             644,000
    Delco Remy International, Inc.,
      11.000%, 05/01/09.....................................           1,000,000           1,020,000
    Insight Midwest, LP, 10.500%, 11/01/10..................           1,000,000           1,077,500
                                                                                       -------------
                                                                                           2,741,500
                                                                                       -------------
    Motor Vehicle Transportation Equipment - 1.0%
    Advance Stores Co., Inc., 10.250%, 04/15/08 (a).........           1,000,000           1,020,000
                                                                                       -------------
    Paper Products - 3.9%
    Appleton Papers, Inc., 12.500%, 12/15/08 (a)............           2,000,000           1,880,000
    Georgia Pacific Corp., 8.875%, 05/15/31.................           1,000,000             994,530
    Plastipak Holdings, 10.750%, 09/01/11 (a)...............           1,000,000           1,050,000
                                                                                       -------------
                                                                                           3,924,530
                                                                                       -------------
    Primary Metal - 1.0%
    United States Steel Corp., 10.750%, 08/01/08 (a)........           1,000,000             965,000
                                                                                       -------------
    Printing & Publishing - 2.6%
    Perry-Judd's, Inc., 10.625%, 12/15/07...................           1,000,000             900,000
    Primedia, Inc., 8.875%, 05/15/11........................             750,000             675,000
    World Color Press, Inc., 8.375%, 11/15/08...............           1,000,000           1,021,250
                                                                                       -------------
                                                                                           2,596,250
                                                                                       -------------
    Rubber & Plastic - 0.3%
    Metromedia Fiber Network, Inc.,
      10.000%, 12/15/09.....................................           1,000,000             290,000
                                                                                       -------------
    Tobacco Products - 1.0%
    Dimon, Inc., 9.625%, 10/15/11 (a).......................           1,000,000           1,040,000
                                                                                       -------------
    Transportation Equipment - 3.4%
    BE Aerospace, Inc., 8.875%, 05/01/11....................             750,000             637,500
    Collins & Aikman Corp., 10.750%, 12/31/11 (a)...........           1,000,000           1,000,000
    Derlan Manufacturing, Inc., 10.000%, 01/15/07...........             583,000             495,550
    Dura Operating Corp., 9.000%, 05/01/09..................             750,000             697,500
    Westinghouse Air Brake Co., 9.375%, 06/15/05............             600,000             606,000
                                                                                       -------------
                                                                                           3,436,550
                                                                                       -------------
MINING & ENERGY - 9.0%
    Coal Mining - 0.2%
    AEI Resources, Inc., 11.500%, 12/15/06 (a)(b)...........           1,500,000             180,000
                                                                                       -------------

See notes to investment portfolio.

                                       31                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Crude Petroleum & Natural Gas - 0.5%
    AmeriGas Partners, Inc., 8.875%, 05/20/11...............         $   500,000       $     517,500
                                                                                       -------------
    Metal Mining - 0.5%
    Compass Minerals Group, 10.000%, 08/15/11 (a)...........             500,000             518,750
                                                                                       -------------
    Oil & Gas Extraction - 5.0%
    Chesapeake Energy Corp., 8.375%, 11/01/08 (a)...........           1,000,000             990,000
    CIA Petrolifera Marlim, 13.125%, 12/17/04 (a)...........             600,000             637,500
    Denbury Resources, Inc., 9.000%, 03/01/08...............           1,000,000             930,000
    El Paso Energy Corp., 8.500%, 06/01/11..................             500,000             505,000
    Key Energy Services, Inc.:
      8.375%, 03/01/08 (a)..................................             500,000             505,000
      14.000%, 01/15/09 (a).................................             316,000             363,400
    Westport Resources Corp., 8.250%, 11/01/11 (a)..........           1,000,000           1,010,000
                                                                                       -------------
                                                                                           4,940,900
                                                                                       -------------
    Oil & Gas Field Services - 2.8%
    Hanover Equipment Trust, 8.500%, 09/01/08 (a)...........           1,000,000           1,040,000
    Lone Star Technologies, 9.000%, 06/01/11 (a)............           1,000,000             840,000
    SESI, LLC, 8.875%, 05/15/11.............................           1,000,000             955,000
                                                                                       -------------
                                                                                           2,835,000
                                                                                       -------------
RETAIL TRADE - 9.3%
    Apparel & Accessory Stores - 1.1%
    William Carter Co., 10.875%, 08/15/11 (a)...............           1,000,000           1,075,000
                                                                                       -------------
    Auto Dealers & Gas Stations - 1.0%
    AutoNation, Inc., 9.000%, 08/01/08 (a)..................           1,000,000           1,020,000
                                                                                       -------------
    Food Stores - 5.0%
    Great Atlantic & Pacific Tea Co.,
      9.125%, 12/15/11......................................           1,000,000           1,000,000
    Marsh Supermarkets, Inc., 8.875%, 08/01/07..............           1,000,000             980,000
    Smithfield Foods, Inc., 8.000%, 10/15/09 (a)............           1,000,000           1,025,000
    Stater Brothers Holdings, Inc., 10.750%, 08/15/06.......           1,000,000           1,035,000
    Winn-Dixie Stores, Inc., 8.875%, 04/01/08...............           1,000,000             957,500
                                                                                       -------------
                                                                                           4,997,500
                                                                                       -------------
    General Merchandise Stores - 0.5%
    Buhrmann US, Inc., 12.250%, 11/01/09....................             500,000             502,500
                                                                                       -------------
    Restaurants - 1.7%
    AFC Enterprises, Inc., 10.250%, 05/15/07................           1,250,000           1,306,250
    Edison Mission, 9.875%, 04/15/11........................             400,000             408,000
                                                                                       -------------
                                                                                           1,714,250
                                                                                       -------------

See notes to investment portfolio.

                                       32                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
SERVICES - 18.4%
    Amusement & Recreation - 7.1%
    Argosy Gaming Co., 10.750%, 06/01/09....................         $ 1,000,000       $   1,105,000
    Boyd Gaming Corp., 9.250%, 08/01/09 (a).................           1,000,000           1,015,000
    Horseshoe Gaming Holding Corp.,
      8.625%, 05/15/09......................................           1,000,000           1,030,000
    Park Place Entertainment Corp.,
      9.375%, 02/15/07......................................           1,000,000           1,045,000
    Premier Parks, Inc.:
      9.250%, 04/01/06......................................             250,000             250,000
      (c) 04/01/08, (10.000% 04/01/03)......................           1,000,000             855,000
    Six Flags, Inc., 9.500%, 02/01/09.......................             250,000             253,125
    Speedway Motorsports, Inc., 8.500%, 08/15/07............           1,000,000           1,020,000
    Wheeling Island Gaming, 10.125%, 12/15/09 (a)...........             500,000             507,500
                                                                                       -------------
                                                                                           7,080,625
                                                                                       -------------
    Auto, Equipment & Rental Services - 1.1%
    United Rentals, Inc., 10.750%, 04/15/08.................           1,000,000           1,060,000
                                                                                       -------------
    Business Services - 1.1%
    Penhall International, 12.000%, 08/01/06................           1,000,000           1,030,000
                                                                                       -------------
    Health Services - 7.6%
    Bio-Rad Laboratories, Inc., 11.625%, 02/15/07...........           1,000,000           1,102,500
    Hanger Orthopedic Group, Inc.,
      11.250%, 06/15/09.....................................           1,000,000             930,000
    HealthSouth Corp., 10.750%, 10/01/08....................           1,000,000           1,100,000
    InSight Health Services Corp.,
      9.875%, 11/01/11 (a)..................................             500,000             517,500
    Magellan Health Services, Inc.,
      9.000%, 02/15/08......................................           1,000,000             895,000
    Manor Care, Inc., 8.000%, 03/01/08......................             750,000             791,475
    Triad Hospitals, Inc., 8.750%, 05/01/09.................             925,000             971,250
    Vanguard Health Systems, 9.750%, 08/01/11 (a)...........           1,250,000           1,281,250
                                                                                       -------------
                                                                                           7,588,975
                                                                                       -------------
    Hotels, Camps & Lodging - 1.5%
    Prime Hospitality Corp., 9.750%, 04/01/07...............           1,490,000           1,504,900
                                                                                       -------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 20.3%
    Broadcasting - 1.7%
    Knology Holdings, Inc.,
      (c) 10/15/07, (11.875% 10/15/02)......................           1,500,000             682,500
    Sinclair Broadcasting Group, Inc.,
      8.750%, 12/15/11 (a)..................................           1,000,000           1,000,000
                                                                                       -------------
                                                                                           1,682,500
                                                                                       -------------

See notes to investment portfolio.

                                       33                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Cable - 4.1%
    Adelphia Communications Corp.,
      10.250%, 11/01/06.....................................         $ 1,000,000       $   1,015,000
    Charter Communications Holding LLC:
        (c) 05/15/11, (11.750% 05/15/06)....................           1,000,000             615,000
        10.750%, 10/01/09...................................             500,000             526,250
        11.125%, 01/15/11...................................             400,000             423,000
    Gray Communication Systems, Inc.,
      9.250%, 12/15/11 (a)..................................           1,000,000             990,000
    Mediacom Broadband LLC, 11.000%, 07/15/13...............             500,000             545,000
                                                                                       -------------
                                                                                           4,114,250
                                                                                       -------------
    Communications - 1.8%
    Concentric Network Corp., 12.750%, 12/15/07 (b).........           1,000,000             125,000
    Focal Communications Corp., 11.875%, 01/15/10...........           1,000,000             410,000
    MGC Communications, Inc., 13.000%, 04/01/10.............             845,000             128,863
    MetroNet Communications Corp.:
      (c) 06/15/08, (9.950% 06/15/03) ......................           1,000,000             490,000
      12.000%, 08/15/07.....................................           1,000,000             600,000
                                                                                       -------------
                                                                                           1,753,863
                                                                                       -------------
    Electric, Gas & Sanitary Services - 1.3%
    BRL Universal Equipment, 8.875%, 02/15/08 (a)...........           1,250,000           1,300,000
                                                                                       -------------
    Electric Services - 2.4%
    AES Corp., 9.375%, 09/15/10.............................           1,000,000             885,000
    AES Drax Energy Ltd., 11.500%, 08/30/10.................           1,000,000             640,000
    Calpine Corp., 8.500%, 02/15/11.........................           1,000,000             890,000
                                                                                       -------------
                                                                                           2,415,000
                                                                                       -------------
    Marine Transportation - 0.8%
    Teekay Shipping Corp., 8.875%, 07/15/11 (a).............             750,000             768,750
                                                                                       -------------
    Telecommunications - 5.8%
    Alamosa Delaware, Inc., 13.625%, 08/15/11...............             500,000             525,000
    Comtel Brasileira Ltd., 10.750%, 09/26/04 (a)...........             250,000             249,375
    GT Group Telecom, Inc.,
      (c) 02/01/10, (13.250% 02/01/05) .....................           1,750,000             227,500
    Global Crossing Ltd., 9.125%, 11/15/06 (b)..............           1,000,000             130,000
    Level 3 Communications, Inc.,
      (c) 12/01/08, (10.500% 12/01/03) (a)..................             376,000             105,280
    Nextel Communications, Inc., 9.500%, 02/01/11...........           1,000,000             775,000
    NEXTLINK Communications, Inc.,
      (c) 06/01/09, (12.250% 06/01/04) (b)..................           1,000,000              75,000
    Primus Telecommunications Group, Inc.,
      12.750%, 10/15/09 (b).................................           1,000,000             180,000
    Rogers Wireless, Inc., 9.625%, 05/01/11.................             500,000             517,500
    TeleCorp PCS, Inc., 10.625%, 07/15/10...................             500,000             580,000
    Time Warner Telecom, Inc., 10.125%, 02/01/11............           1,000,000             800,000

See notes to investment portfolio.

                                       34                      [GRAPHIC OMITTED]


                                                                             PAR               VALUE
    Telecommunications (cont)
    Tritel PCS, Inc., 10.375%, 01/15/11.....................         $   500,000       $     565,000
    Triton PCS, Inc., 8.750%, 11/15/11 (a)..................           1,000,000           1,000,000
                                                                                       -------------
                                                                                           5,729,655
                                                                                       -------------
    Transportation Services - 2.4%
    Alaris Medical Systems, 11.625%, 12/01/06 (a)...........           1,100,000           1,188,000
    RailAmerica Transportation Corp.,
      12.875%, 08/15/10.....................................           1,000,000           1,030,000
    RailWorks Corp., 11.500%, 04/15/09 (b)..................           1,500,000             150,000
                                                                                       -------------
                                                                                           2,368,000
                                                                                       -------------
WHOLESALE TRADE - 0.7%
    Non-Durable Goods - 0.7%
    U.S. Can Corp., 12.375%, 10/01/10.......................           1,000,000             650,000
                                                                                       -------------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES
     (cost of $105,064,068).................................                              94,735,494
                                                                                       -------------

Common Stocks - 0.1% (d)                                                  Shares

MANUFACTURING - 0.1%
    Communications Equipment - 0.1%
    RCN Corp.  .............................................              23,144              67,812
                                                                                       -------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
    Communications - 0.0%
    Song Networks Holding AB, ADR ..........................              17,612              14,442
    Viatel, Inc. ...........................................               4,037                  77
                                                                                       -------------
                                                                                              14,519
                                                                                       -------------
TOTAL COMMON STOCKS
    (cost of $627,046)......................................                                  82,331
                                                                                       -------------

Warrants - 0.3% (d)                                                        Units

MINING & ENERGY - 0.1%
    Oil & Gas Extraction - 0.1%
    Key Energy Services, Inc., Expires 01/15/09 ............               1,500              94,935
                                                                                       -------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.2%
    Broadcasting - 0.0%
    Knology Holdings, Inc., Expires 10/22/07 (a)............               2,000               2,000
                                                                                       -------------

    Communications - 0.0%
    Concentric Network Corp., Expires 12/15/07 (a)..........               1,000                  10
    MGC Communications, Inc., Expires 10/01/04 (a)..........               1,500                 (e)
                                                                                       -------------
                                                                                                  10
                                                                                       -------------

See notes to investment portfolio.

                                       35                      [GRAPHIC OMITTED]


                                                                           UNITS               VALUE
    Telecommunications - 0.1%
    Allegiance Telecom, Inc., Expires 02/03/08..............               1,500       $      26,970
    Carrier 1 International, Expires 02/19/09...............               1,000                  10
    GT Group Telecom, Inc., Expires 02/01/10 (a)............               1,750               8,750
    MetroNet Communications Corp.,
      Expires 08/15/07 (a)..................................               1,000             103,504
                                                                                       -------------
                                                                                             139,234
                                                                                       -------------
    Transportation Services - 0.1%
    RailAmerica, Inc., Expires 08/15/10.....................               1,500              75,000
                                                                                       -------------

TOTAL WARRANTS
    (cost of $43,500).......................................                                 311,179
                                                                                       -------------

SHORT-TERM OBLIGATION - 2.7%                                                 Par
    COMMERCIAL PAPER - 2.7%
    Amstel Funding, 1.800%, 01/02/02 (f)
      (cost of $2,729,727)..................................         $ 2,730,000           2,729,862
                                                                                       -------------

Total Investments - 98.0%
    (cost of $108,464,341) (g)..............................                              97,858,866
                                                                                       -------------

Other Assets & Liabilities, Net - 2.0%......................                               1,955,300
                                                                                       -------------

Net Assets - 100.0%.........................................                           $  99,814,166
                                                                                       =============

Notes to Investment Portfolio:

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $33,361,819 which represented 33.4% of net assets.
(b) These securities are in default of certain debt covenants. Income is not being accrued.
(c) Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(d)   Non-income producing.
(e)   Amount rounds to less than $1.
(f)   Rate represents yield at time of purchase.
(g) Cost for both financial statement and federal income tax purposes is the same.

                     Acronym                              Name
                     -------                              ----
                       ADR                     American Depositary Receipt

See notes to financial statements.

Financial Statements                   36                      [GRAPHIC OMITTED]


Statements of Assets and Liabilities

DECEMBER 31, 2001 (UNAUDITED)

                                                 STEIN ROE
                                              INTERMEDIATE        STEIN ROE        STEIN ROE
                                                      BOND           INCOME       HIGH YIELD
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ------------     ------------     ------------
Assets:
Investments, at cost.....................     $641,663,039     $272,902,984     $108,464,341
                                              ------------     ------------     ------------
Investments, at value....................     $641,788,390     $271,733,715     $ 97,858,866
Cash.....................................          178,109            2,286              751
Receivable for:
    Investments sold.....................        3,555,384           71,062          139,105
    Interest.............................        9,415,994        5,049,706        2,378,358
Deferred Trustees' compensation plan.....              324              324              324
Other assets.............................            7,750               --               --
                                              ------------     ------------     ------------
    Total Assets.........................      654,945,951      276,857,093      100,377,404
                                              ------------     ------------     ------------

Liabilities:
Payable for:
    Investments purchased................        1,821,765               --          500,000
    Futures variation margin.............          341,406               --               --
    Management fee.......................          189,440           71,865           53,717
    Transfer agent fee...................              393              525              504
    Bookkeeping fee......................              833            2,157            1,266
    Trustees' fee........................              532              359              433
Deferred Trustees' fee...................              324              324              324
Other liabilities........................           18,129           24,192            6,994
                                              ------------     ------------     ------------
    Total Liabilities....................        2,372,822           99,422          563,238
                                              ------------     ------------     ------------
Net Assets Applicable
to Investors' Beneficial
Interest.................................     $652,573,129     $276,757,671     $ 99,814,166
                                              ============     ============     ============

See notes to financial statements.

                                       37                      [GRAPHIC OMITTED]


Statements of Operations

FOR THE SIX MONTH'S ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                  STEIN ROE
                                               INTERMEDIATE        STEIN ROE         STEIN ROE
                                                       BOND           INCOME        HIGH YIELD
                                                  PORTFOLIO        PORTFOLIO         PORTFOLIO
                                               ------------      -----------       -----------
Investment Income:
Interest.................................      $ 22,068,729      $10,927,254       $ 4,717,534
                                               ------------      -----------       -----------

Expenses:
Management fee...........................         1,057,934          680,441           230,798
Bookkeeping fee..........................             3,035            5,090             5,500
Transfer agent fee.......................             3,091            3,025             3,025
Trustees' fee............................             3,192            2,152             2,600
Custody fee..............................            13,690            4,942             3,746
Other expenses...........................            31,132           26,352            17,758
                                               ------------      -----------       -----------
    Total Expenses.......................         1,112,074          722,002           263,427
Custody earnings credit..................            (8,633)          (4,297)           (1,746)
                                               ------------      -----------       -----------
    Net Expenses.........................         1,103,441          717,705           261,681
                                               ------------      -----------       -----------
Net Investment Income....................        20,965,288       10,209,549         4,455,853
                                               ------------      -----------       -----------

Net Realized and Unrealized
Gain (Loss) on Portfolio
Positions:
Net realized gain (loss) on:
    Investments..........................         4,151,610          437,931        (4,395,238)
    Futures contracts....................           647,357               --                --
                                               ------------      -----------       -----------
      Net realized gain (loss)...........         4,798,967          437,931        (4,395,238)
                                               ------------      -----------       -----------
Net change in unrealized appreciation/
    depreciation on:
    Investments..........................        (5,025,420)      (3,100,481)          382,844
    Futures contracts....................          (387,266)              --                --
                                               ------------      -----------       -----------
      Net change in unrealized
      appreciation/depreciation..........        (5,412,686)      (3,100,481)          382,844
                                               ------------      -----------       -----------
Net Loss.................................          (613,719)      (2,662,550)       (4,012,394)
                                               ------------      -----------       -----------
Increase in Net Assets
    from Operations......................      $ 20,351,569      $ 7,546,999       $   443,459
                                               ============      ===========       ===========

See notes to financial statements.

                                    38 & 39                    [GRAPHIC OMITTED]


Statements of Changes in Net Assets

                                                    SR & F
                                                 INTERMEDIATE                      SR & F                           SR & F
                                                     BOND                          INCOME                         HIGH YIELD
                                                   PORTFOLIO                      PORTFOLIO                        PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                            (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
                                                   SIX                            SIX                            SIX
                                                MONTHS           YEAR          MONTHS           YEAR          MONTHS           YEAR
                                                 ENDED          ENDED           ENDED          ENDED           ENDED          ENDED
                                               DEC. 31,       JUNE 30,        DEC. 31,       JUNE 30,        DEC. 31,       JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                2001           2001            2001           2001            2001           2001
                                          ------------   ------------    ------------   ------------     -----------    -----------
Operations:
Net investment income.................... $ 20,965,288   $ 33,842,569    $ 10,209,549   $ 18,705,807     $ 4,455,853    $ 8,427,251
Net realized gain (loss) on investments
  and futures contracts..................    4,798,967      6,290,855         437,931        632,780      (4,395,238)    (4,979,101)
Net change in unrealized appreciation/
  depreciation on investments and
  futures contracts......................   (5,412,686)    14,587,413      (3,100,481)     9,234,843         382,844     (6,293,501)
                                          ------------   ------------    ------------   ------------     -----------    -----------
Net Increase (Decrease) from Operations..   20,351,569     54,720,837       7,546,999     28,573,430         443,459     (2,845,351)
                                          ------------   ------------    ------------   ------------     -----------    -----------

Transactions in Investors' Beneficial
  Interest:
Contributions............................  152,771,636    185,647,741      29,510,173     48,850,061      62,591,441     43,942,010
Withdrawals..............................  (46,077,938)  (126,355,268)    (26,738,519)   (38,926,743)    (39,883,547)   (51,962,423)
                                          ------------   ------------    ------------   ------------     -----------    -----------
    Net Increase (Decrease) from
      Transactions in Investors'
      Beneficial Interest................  106,693,698     59,292,473       2,771,654      9,923,318      22,707,894     (8,020,413)
                                          ------------   ------------    ------------   ------------     -----------    -----------
Total Increase (Decrease) in Net Assets..  127,045,267    114,013,310      10,318,653     38,496,748      23,151,353    (10,865,764)

Net Assets:
Beginning of period......................  525,527,862    411,514,552     266,439,018    227,942,270      76,662,813     87,528,577
                                          ------------   ------------    ------------   ------------     -----------    -----------
End of period............................ $652,573,129   $525,527,862    $276,757,671   $266,439,018     $99,814,166    $76,662,813
                                          ============   ============    ============   ============     ===========    ===========

See notes to financial statements.

                                       40                      [GRAPHIC OMITTED]


Statements of Assets and Liabilities

DECEMBER 31, 2001 (UNAUDITED)

                                                STEIN ROE
                                             INTERMEDIATE            STEIN ROE            STEIN ROE
                                                     BOND               INCOME           HIGH YIELD
                                                     FUND                 FUND                 FUND
                                            -------------        -------------        -------------
Assets:
Investment in Portfolio, at value ......    $ 652,568,116        $ 276,757,571        $  33,194,366
Receivable for:
    Fund shares sold ...................        2,884,678            1,289,639            1,918,638
    Expense reimbursement due
    from Advisor .......................             --                   --                 18,197
Deferred Trustees' compensation plan ...            1,603                  996                  385
Other assets ...........................           50,851                4,474                5,398
                                            -------------        -------------        -------------
    Total Assets .......................      655,505,248          278,052,680           35,136,984
                                            -------------        -------------        -------------
Liabilities:
Payable for:
    Fund shares repurchased ............        5,957,034              460,316              424,368
    Distributions ......................          296,915              174,982               25,466
    Administration fee .................           80,825               21,012                6,065
    Transfer agent fee .................            9,368               29,378                7,145
    Bookkeeping fee ....................           18,694               11,332                  421
    Trustees' fee ......................            1,059                  856                  170
Deferred Trustees' fee .................            1,603                  996                  385
Other liabilities ......................             --                  4,479                3,518
                                            -------------        -------------        -------------
    Total Liabilities ..................        6,365,498              703,351              467,538
                                            -------------        -------------        -------------
Net Assets .............................    $ 649,139,750        $ 277,349,329        $  34,669,446
                                            =============        =============        =============
Composition of Net Assets:
Paid-in capital ........................    $ 657,215,139        $ 296,889,622        $  43,770,447
Undistributed (overdistributed) net
    investment income ..................          636,164              (73,345)            (127,233)
Accumulated net realized loss ..........       (8,405,201)         (18,297,679)          (5,850,061)
Net unrealized depreciation on
    investments and futures contracts ..         (306,352)          (1,169,269)          (3,123,707)
                                            -------------        -------------        -------------
Net Assets .............................    $ 649,139,750        $ 277,349,329        $  34,669,446
                                            =============        =============        =============
Class A:
Net assets .............................    $  11,211,740        $       1,261        $      86,742
Shares outstanding
    (unlimited number authorized) ......        1,263,902                  133               11,409
                                            =============        =============        =============
Net asset value and redemption
    price per share ....................    $        8.87        $        9.48        $        7.60
                                            =============        =============        =============
Maximum offering price per share .......    $        9.31(a)     $        9.95(a)     $        7.98(a)
                                            =============        =============        =============
Class S:
Net assets .............................    $ 637,928,010        $ 277,348,068        $  34,582,704
Shares outstanding
    (unlimited number authorized) ......       71,968,305           29,272,341            4,720,727
                                            =============        =============        =============
Net asset value, offering and
    redemption price per share .........    $        8.86        $        9.47        $        7.33
                                            =============        =============        =============

(a)   Computation of offering price: 100/95.25 of net asset value.

See notes to financial statements.

                                       41                      [GRAPHIC OMITTED]


Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                STEIN ROE
                                             INTERMEDIATE        STEIN ROE        STEIN ROE
                                                     BOND           INCOME       HIGH YIELD
                                                     FUND             FUND             FUND
                                             ------------     ------------     ------------
Investment Income:
Interest allocated from Portfolio .......    $ 22,068,725     $ 10,924,881     $  1,538,235
                                             ------------     ------------     ------------

Expenses:
Expenses allocated from Portfolio .......       1,103,441          717,546           87,206
Administration fee ......................         453,840          178,022           23,383
Distribution fee - Class A ..............           6,447             --               --
Service fee - Class A ...................          16,233                2              112
Bookkeeping fee .........................         107,610           50,592            2,500
Transfer agent fee ......................         507,608          179,614           42,872
Trustees' fee ...........................           6,354            5,138            1,019
Registration fee ........................            --               --             16,000
Reports to shareholders .................            --               --             12,000
Other expenses ..........................          74,404           49,697           10,035
                                             ------------     ------------     ------------
    Total Expenses ......................       2,275,937        1,180,611          195,127
Fees and expenses waived or
    reimbursed by Advisor ...............            --               --            (38,282)
Fees waived by Distributor:
    Class A .............................          (6,447)            --               --
                                             ------------     ------------     ------------
    Net Expenses ........................       2,269,490        1,180,611          156,845
                                             ------------     ------------     ------------
Net Investment Income ...................      19,799,235        9,744,270        1,381,390
                                             ------------     ------------     ------------

Net Realized and Unrealized
Gain (Loss) on Investments
and Futures Contracts
Allocated from Portfolio:
Net realized gain (loss) on:
    Investments .........................       4,151,608          437,231       (1,355,659)
    Futures contracts ...................         647,356             --               --
                                             ------------     ------------     ------------
      Net realized gain (loss) ..........       4,798,964          437,231       (1,355,659)
                                             ------------     ------------     ------------
Net change in unrealized appreciation/
    depreciation on investments .........      (5,412,683)      (3,099,956)         498,010
                                             ------------     ------------     ------------
Net Loss ................................        (613,719)      (2,662,725)        (857,649)
                                             ------------     ------------     ------------
Increase in Net Assets
    from Operations .....................    $ 19,185,516     $  7,081,545     $    523,741
                                             ------------     ------------     ------------

See notes to financial statements.

                                    42 & 43                    [GRAPHIC OMITTED]


Statements of Changes in Net Assets

                                              STEIN ROE INTERMEDIATE                STEIN ROE                     STEIN ROE
                                                     BOND FUND                     INCOME FUND                  HIGH YIELD FUND
                                          -----------------------------   ---------------------------   ---------------------------
                                             (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
                                                    SIX                            SIX                           SIX
                                                 MONTHS           YEAR          MONTHS          YEAR          MONTHS          YEAR
                                                  ENDED          ENDED           ENDED         ENDED           ENDED         ENDED
                                                DEC. 31,       JUNE 30,        DEC. 31,      JUNE 30,        DEC. 31,      JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                 2001        2001 (A)           2001       2001 (A)           2001       2001 (A)
                                          -------------   -------------   ------------   ------------   ------------   ------------
Operations:
Net investment income ................... $  19,799,235   $  32,274,390   $  9,744,270   $ 17,883,736   $  1,381,390   $  2,549,867
Net realized gain (loss) on investments
    and futures contracts allocated
    from Portfolio ......................     4,798,964       6,312,026        437,231        657,654     (1,355,659)    (1,816,150)
Net change in unrealized appreciation/
    depreciation on investments and
    futures contracts allocated
    from Portfolio ......................    (5,412,683)     14,550,506     (3,099,956)     9,206,317        498,010     (2,046,685)
                                          -------------   -------------   ------------   ------------   ------------   ------------
Net Increase (Decrease) from Operations..    19,185,516      53,136,922      7,081,545     27,747,707        523,741     (1,312,968)
                                          -------------   -------------   ------------   ------------   ------------   ------------
Distributions Declared to Shareholders:
From net investment income:
    Class A .............................      (393,313)       (159,101)           (38)           (67)        (3,996)        (2,150)
    Class S .............................   (18,731,697)    (31,954,106)    (9,508,724)   (17,944,892)    (1,472,825)    (2,541,933)
                                          -------------   -------------   ------------   ------------   ------------   ------------
Total Distributions Declared to
    Shareholders ........................   (19,125,010)    (32,113,207)    (9,508,762)   (17,944,959)    (1,476,821)    (2,544,083)
                                          -------------   -------------   ------------   ------------   ------------   ------------
Share Transactions:
Class A:
    Subscriptions .......................     2,524,262      12,399,083            100          1,029          3,407         87,792
    Distributions reinvested ............       394,161         159,101             38             67            725            507
    Redemptions .........................    (3,990,742)       (189,378)          --             --           (1,906)          --
                                          -------------   -------------   ------------   ------------   ------------   ------------
      Net Increase (Decrease) ...........    (1,072,319)     12,368,806            138          1,096          2,226         88,299
                                          -------------   -------------   ------------   ------------   ------------   ------------
Class S:
    Subscriptions .......................   257,566,719     305,861,197     47,197,065     75,617,322     60,412,649     49,952,009
    Distributions reinvested ............    16,861,288      29,122,399      8,702,881     16,541,656      1,252,206      2,189,224
    Redemptions .........................  (150,623,707)   (248,245,296)   (42,215,959)   (62,960,525)   (45,109,416)   (64,983,096)
                                          -------------   -------------   ------------   ------------   ------------   ------------
      Net Increase (Decrease) ...........   123,804,300      86,738,300     13,683,987     29,198,453     16,555,439    (12,841,863)
                                          -------------   -------------   ------------   ------------   ------------   ------------
Net Increase (Decrease) from Share
    Transactions ........................   122,731,981      99,107,106     13,684,125     29,199,549     16,557,665    (12,753,564)
                                          -------------   -------------   ------------   ------------   ------------   ------------
Total Increase (Decrease) in Net Assets..   122,792,487     120,130,821     11,256,908     39,002,297     15,604,585    (16,610,615)
Net Assets:
Beginning of period .....................   526,347,263     406,216,442    266,092,421    227,090,124     19,064,861     35,675,476
                                          -------------   -------------   ------------   ------------   ------------   ------------
End of period ........................... $ 649,139,750   $ 526,347,263   $277,349,329   $266,092,421   $ 34,669,446   $ 19,064,861
                                          =============   =============   ============   ============   ============   ============
Undistributed (overdistributed) net
    investment income ................... $     636,164   $     (25,900)  $    (73,345)  $    (23,252)  $   (127,233)  $    (61,739)
                                          -------------   -------------   ------------   ------------   ------------   ------------
Changes in Shares:
Class A:
    Subscriptions .......................       282,266       1,391,523             10            112            130         11,369
    Issued for distributions reinvested..        43,932          18,393              4              7             93             65
    Redemptions .........................      (450,854)        (21,358)          --             --             (248)          --
                                          -------------   -------------   ------------   ------------   ------------   ------------
      Net Increase (Decrease) ...........      (124,656)      1,388,558             14            119            (25)        11,434
                                          -------------   -------------   ------------   ------------   ------------   ------------
Class S:
    Subscriptions .......................    28,768,638      35,102,599      4,902,587      7,999,523      8,109,817      6,063,986
    Issued for distributions reinvested..     1,881,586       3,353,634        906,550      1,764,082        168,002        265,722
    Redemptions .........................   (16,859,247)    (28,570,044)    (4,418,751)    (6,700,179)    (5,974,734)    (7,810,418)
                                          -------------   -------------   ------------   ------------   ------------   ------------
      Net Increase (Decrease) ...........    13,790,977       9,886,189      1,390,386      3,063,426      2,303,085     (1,480,710)
                                          -------------   -------------   ------------   ------------   ------------   ------------

(a)   Class A shares were initially offered on July 31, 2000.

See notes to financial statements.

Notes to Financial Statements          44                      [GRAPHIC OMITTED]


Notes to Financial Statements
DECEMBER 31, 2001 (UNAUDITED)

Note 1. Organization

      Stein Roe Intermediate Bond Fund, Stein Roe Income Fund and Stein Roe High Yield Fund (the "Funds") are series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe Intermediate Bond Fund, Stein Roe Income Fund and Stein Roe High Yield Fund invest substantially all of their assets in SR&F Intermediate Bond Portfolio, SR&F Income Portfolio and SR&F High Yield Portfolio (the "Portfolios"), respectively.

      The Funds may issue an unlimited number of shares. Effective July 31, 2000, the Funds began offering Class A shares. The Funds offer two classes of shares: Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure; please refer to each Fund's Class A prospectus for more information on Class A shares.

      The Portfolios are series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. SR&F High Yield Portfolio commenced operations on November 1, 1996, in conjunction with Stein Roe High Yield Fund. SR&F Intermediate Bond Portfolio and SR&F Income Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe Intermediate Bond Fund and Stein Roe Income Fund contributed approximately $427,315,000 and $432,720,000 in securities and other net assets to SR&F Intermediate Bond Portfolio and SR&F Income Portfolio, respectively, in exchange for beneficial ownership of those Portfolios. The Portfolios allocate income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2001, Stein Roe Intermediate Bond Fund owned 100.0% of SR&F Intermediate Bond Portfolio,

                                       45                      [GRAPHIC OMITTED]


Stein Roe Income Fund owned 100.0% of SR&F Income Portfolio, and Stein Roe High Yield Fund and Stein Roe Institutional Client High Yield Fund owned approximately 33.3% and 66.7%, respectively, of SR&F High Yield Portfolio.

Note 2. Significant Accounting Policies

Investment Activity

      The following summarizes the significant accounting policies of the Funds and the Portfolios. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income

      Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

      Certain prior year financial statement balances have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments and the net assets by $937,343. For the Stein Roe High Yield Fund, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments and the net assets by $376,385.

      Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. None of the Funds or the Portfolios had when-issued or delayed delivery purchase commitments as of December 31, 2001.

                                       46                      [GRAPHIC OMITTED]


      Effective July 1, 2001, the Portfolios adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Portfolios, but resulted in reclassifications as follows:

                                                                 Increase
                                                              (Decrease) In
                                      Increase                Net Unrealized
                                     (Decrease)                Appreciation/
                                      in Cost                  Depreciation

SR&F Intermediate Bond Portfolio     $ (12,161)                 $   12,161
SR&F Income Portfolio                 (285,601)                    285,601
SR&F High Yield Portfolio               101,682                  (101,682)
Stein Roe Intermediate Bond Fund       (12,161)                     12,161
Stein Roe Income Fund                 (285,601)                    285,601
Stein Roe High Yield Fund                29,937                   (29,937)

      The effect of this change for the six months ended December 31, 2001 is as follows:

                                                 Increase
                              Increase          (Decrease)         Increase
                             (Decrease)       Net Unrealized    (Decrease) in
                           Net Investment      Appreciation/     Net Realized
                               Income          Depreciation      Gains/Losses

SR&F Intermediate
Bond Portfolio               $(290,797)          $167,544         $123,253
SR&F Income Portfolio         (142,178)            77,826           64,352
SR&F High Yield Portfolio       73,258            (40,416)         (32,842)
Stein Roe Intermediate
Bond Fund                     (290,797)           167,544          123,253
Stein Roe Income Bond Fund    (142,178)            77,826           64,352
Stein Roe High Yield Fund       23,887            (13,178)         (10,709)

      The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

Security Valuations

      Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not

                                       47                      [GRAPHIC OMITTED]


readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees (the "Trustees"), which has authorized the use of market valuations provided by a pricing service. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Trustees believes represents a fair value.

Determination of class net asset values and financial highlights

      All income, expenses (other than the Class A 12b-1 and service fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Futures Contracts

      During the six months ended December 31, 2001, SR&F Intermediate Bond Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines in the value of their securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the securities being hedged.

      Upon entering into a futures contract, the Portfolio deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or

                                       48                      [GRAPHIC OMITTED]


loss when the contract is closed or expires. See SR&F Intermediate Bond Portfolio's Investment Portfolio for a summary of open futures contracts at December 31, 2001. No other Portfolios entered into any futures contracts during the period.

Federal Income Tax

      No provision is made for federal income taxes, since (a) the Funds elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all federal income tax under provisions of current federal tax law; and (b) the Portfolios are treated as partnerships for federal income tax purposes and all of their income is allocated to their owners based on methods approved by the Internal Revenue Service.

      The Funds intend to utilize provisions of the federal income tax law that allow them to carry a realized capital loss forward for up to eight years following the year of the loss and offset such losses against any future realized gains.

      At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                     Years of         Capital Loss
Fund                               Expiration         Carryforward
----                               ----------         ------------

Stein Roe Intermediate Bond Fund    2003-2009          $ 9,360,723
Stein Roe Income Fund               2002-2009           17,211,007
Stein Roe High Yield Fund           2007-2009            3,520,415

      Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

      Additionally, the following net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on July 1, 2001, the first day of the Fund's next taxable year:

Fund                             Capital Loss
----                             ------------

Stein Roe Income Fund              $1,481,869
Stein Roe High Yield Fund             973,987

                                       49                      [GRAPHIC OMITTED]


Distributions to Shareholders

      Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Note 3. Portfolio Information

      SR&F Intermediate Bond Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds including debt securities issued by the U.S. government and corporations, and mortgage-backed and asset-backed securities issued by private entities, and generally expects to maintain an expected dollar-weighted average effective maturity between three and ten years. SR&F Income Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds which primarily include medium- or higher-quality debt securities. SR&F High Yield Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, high-risk bonds.

      See each Portfolio's Investment Portfolio for information regarding individual securities as well as industry diversification. See each Portfolio's Fund Highlights for unaudited information regarding portfolio quality and average maturity.

Note 4. Trustees' Fees and Transactions with Affiliates

      The Funds and Portfolios pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an affiliate of Fleet National Bank ("Fleet"), an indirect, majority-owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), for its services as investment advisor and manager.

                                       50                      [GRAPHIC OMITTED]



      On November 1, 2001, Liberty Financial Companies, Inc., a former affiliate of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contracts with the Funds and the Portfolios to Fleet. The Funds and the Portfolios have obtained approval of new investment advisory contracts by the Portfolios' Trustees and Funds' shareholders, which became effective upon completion of the sale. The new contracts are identical to the prior contracts in all material respects except for their effective and termination dates.

      The management fee for SR&F Intermediate Bond Portfolio is computed at an annual rate of 0.35% of average daily net assets. The management fee for SR&F Income Portfolio is 0.50% of the first $100 million of average daily net assets and 0.475% thereafter. The management fee for SR&F High Yield Portfolio is 0.50% of the first $500 million of average daily net assets and 0.475% thereafter.

      The administrative fee for Stein Roe Intermediate Bond Fund is computed at an annual rate of 0.15% of average daily net assets. The administrative fee for Stein Roe Income Fund is 0.15% of the first $100 million of average daily net assets and 0.125% thereafter. The administrative fee for the Stein Roe High Yield Fund is 0.15% of the first $500 million of average daily net assets and 0.125% thereafter.

Bookkeeping Fee

      The Advisor is responsible for providing pricing and bookkeeping services to the Portfolios and the Funds under Pricing and Bookkeeping Agreements. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

      Under its pricing and bookkeeping agreements with SR&F Base Trust, on behalf of the Portfolios and the Funds, the Advisor receives

                                       51                      [GRAPHIC OMITTED]


from each Portfolio and each Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that a Fund's average daily net assets are more than $50 million, a monthly fee from the Fund equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Expense Limit

      The Advisor has voluntarily agreed to reimburse the Stein Roe High Yield Fund to the extent that annual expenses exceed 1.00% of average daily net assets. This agreement may be modified or terminated by the Advisor at any time.

Transfer Agent Fee

      Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for the Funds for a monthly fee equal to 0.06% annually of average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

      The Transfer Agent receives a fixed fee of $6,000 annually from each of the Portfolios.

Underwriting discounts, service and distribution fees

      Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Funds' principal underwriter. During the six months ended December 31, 2001, the Stein Roe Intermediate Bond Fund has been advised that the Distributor retained net underwriting discounts of $318 on sales of the Fund's Class A shares.

      The Funds have adopted a 12b-1 plan (the "Plan") which requires them to pay the Distributor a monthly service fee equal to 0.25% annually on Class A average daily net assets as of the 20th of each month. The plan also requires the Stein Roe Intermediate Bond Fund

                                       52                      [GRAPHIC OMITTED]


to pay a distribution fee to the Distributor equal to 0.10% annually of the average net assets attributable to Class A shares. The Distributor has voluntarily agreed to waive the Stein Roe Intermediate Bond Fund Class A share distribution fee.

      The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other

      Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Note 5. Line of Credit

      The Liberty-Stein Roe Funds Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund--Class A, and Stein Roe High-Yield Municipals Fund), and the SR&F Base Trust (excluding SR&F Cash Reserves Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the six months ended December 31, 2001, the Trusts had no borrowings under the agreement.

                                       53                      [GRAPHIC OMITTED]


Note 6. Investment Transactions

      The aggregate cost of purchases and proceeds from sales of investments, other than long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2001, were as follows:

                                      Purchases             Sales

SR&F Intermediate Bond Portfolio    $678,753,424        $558,841,853
SR&F Income Portfolio                146,234,742         130,636,947
SR&F High Yield Portfolio             77,142,418          53,095,983

      The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended December 31, 2001, were:

                                      Purchases             Sales

SR&F Intermediate Bond
  Portfolio                       $2,220,544,492      $2,215,918,215
SR&F Income Portfolio                 46,774,895          52,652,276

      Unrealized appreciation (depreciation) at December 31, 2001 for federal income tax purposes was:

                             SR&F              SR&F             SR&F
                          Intermediate        Income         High Yield
                         Bond Portfolio     Portfolio        Portfolio

Gross unrealized
  appreciation            $ 17,107,584     $ 8,236,742     $  3,109,218
Gross unrealized
  depreciation             (16,982,233)     (9,406,011)     (13,714,693)
                          ------------     -----------     ------------
Net unrealized
  appreciation
  (depreciation)          $    125,351     $(1,169,269)    $(10,605,475)
                          ------------     -----------     ------------

SR&F Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                (UNAUDITED)
                                SIX MONTHS                                               PERIOD
                                     ENDED                  YEAR ENDED JUNE 30,           ENDED
                               DECEMBER 31,         --------------------------------    JUNE 30,
                                      2001              2001        2000        1999    1998 (a)
                               -----------          --------    --------    --------    --------
Ratios to Average Net Assets:
Expenses (b) ................         0.51%(d)          0.53%       0.52%       0.50%       0.51%(d)
Net investment income (b) ...         7.26%(c)(d)       7.63%       7.91%       7.17%       7.23%(d)
Portfolio turnover rate .....           70%(e)           128%        205%        203%         77%(e)

(a)   From commencement of operations on February 2, 1998.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(c) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 7.36% to 7.26%. Ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)   Annualized.
(e)   Not annualized.

Financial Highlights                54 & 55                    [GRAPHIC OMITTED]


SR&F Intermediate Bond Portfolio
Selected data for a share outstanding throughout each period is as follows:

                                  (UNAUDITED)
                                  SIX MONTHS                                               PERIOD
                                       ENDED                 YEAR ENDED JUNE 30,            ENDED
                                 DECEMBER 31,         --------------------------------    JUNE 30,
                                        2001              2001        2000        1999    1998 (a)
                                 -----------          --------    --------    --------    --------
Ratios to Average Net Assets:
Expenses (b) ................           0.36%(c)          0.38%       0.38%       0.36%       0.39%(c)
Net investment income (b) ...           6.93%(c)(d)       7.46%       7.48%       6.41%       6.77%(c)
Portfolio turnover rate .....             96%(e)           254%        356%        253%         86%(e)

(a)   From commencement of operations on February 2, 1998.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(c)   Annualized.
(d) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amoritizing premium on debt securities. The effect of this change for the six months ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 7.02% to 6.93%. Ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(e)   Not annualized.

                                    56 & 57                    [GRAPHIC OMITTED]

SR&F High Yield Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                (UNAUDITED)
                                SIX MONTHS                                                           PERIOD
                                     ENDED                       YEAR ENDED JUNE 30,                  ENDED
                               DECEMBER 31,         --------------------------------------------    JUNE 30,
                                      2001              2001    2000 (a)       1999        1998     1997 (b)
                               -----------          --------    --------    --------    --------    --------
Ratios to Average Net Assets:
Expenses (c) ................         0.57%(d)          0.60%       0.58%       0.57%       0.65%       0.89%(d)
Net investment income (c) ...         9.62%(d)(e)      10.54%      11.04%       8.27%       8.13%       8.24%(d)
Portfolio turnover rate .....           64%(f)           117%        144%        296%        426%        168%(f)

(a) Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to reduce the ratios of net expenses to average net assets and net investment income to average net assets by one basis point and two basis points, respectively.
(b)   From commencement of operations on November 1, 1996.
(c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(d)   Annualized.
(e) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001, was to increase the ratio of the net investment income to average net assets from 9.46% to 9.62%. Ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(f)   Not annualized.

                                     58 & 59                   [GRAPHIC OMITTED]

SR&F Intermediate Bond Fund

Selected data for a share outstanding throughout the period is as follows:

                                                    (UNAUDITED)
                                                     SIX MONTH          PERIOD
                                                         ENDED           ENDED
                                                   DECEMBER 31,        JUNE 30,
Class A                                                   2001         2001 (a)
                                                   -----------       ----------
Net Asset Value, Beginning of Period ............. $      8.84       $     8.46
                                                   -----------       ----------
Income From Investment Operations
Net investment income (b) ........................        0.28(c)          0.56
Net realized and unrealized gain on investments ..        0.02(c)          0.36
                                                   -----------       ----------
   Total from Investment Operations ..............        0.30             0.92
                                                   -----------       ----------
Less Distributions Declared to Shareholders:
   From net investment income ....................       (0.27)           (0.54)
                                                   -----------       ----------
Net Asset Value, End of Period ................... $      8.87       $     8.84
                                                   ===========       ==========
Total Return (d)(e)(f) ...........................        3.44%(f)        11.19%
                                                   -----------       ----------
Ratios to Average Net Assets
Expenses (g) .....................................        0.99%            0.96%
Net investment income (g) ........................        6.29%(c)         6.90%
Waiver/reimbursement (g) .........................        0.10%              --
Net assets, end of period (000's) ................ $    11,212       $   12,279

(a)   From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain on investments by $0.01 and decrease the ratio of net investment income to average net assets from 6.39% to 6.29%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contigent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)   Not annualized.
(g)   Annualized.

                                     60 & 61                   [GRAPHIC OMITTED]


SR&F Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                           ENDED                          YEARS ENDED JUNE 30,
                                                     DECEMBER 31,       ------------------------------------------------------
CLASS S                                                     2001            2001       2000       1999       1998         1997
                                                     -----------        --------   --------   --------   --------     --------
Net Asset Value, Beginning of Period ............... $      8.84        $   8.41   $   8.63   $   8.97   $   8.74     $   8.58
                                                     -----------        --------   --------   --------   --------     --------
Income From Investment Operations
Net investment income (a) ..........................        0.30(b)         0.62       0.60       0.56       0.58         0.60
Net realized and unrealized gain (loss) on
   investments .....................................        0.01(b)         0.43      (0.22)     (0.33)      0.23         0.17
                                                     -----------        --------   --------   --------   --------     --------
   Total from Investment Operations ................        0.31            1.05       0.38       0.23       0.81         0.77
                                                     -----------        --------   --------   --------   --------     --------
Less Distributions Declared to Shareholders
From net investment income .........................       (0.29)          (0.62)     (0.60)     (0.57)     (0.58)       (0.61)
                                                     -----------        --------   --------   --------   --------     --------
Net Asset Value, End of Period ..................... $      8.86        $   8.84   $   8.41   $   8.63   $   8.97     $   8.74
                                                     ===========        ========   ========   ========   ========     ========
Total Return (c) ...................................        3.45%(d)       12.86%      4.62%      2.60%      9.51%        9.31%(e)
                                                     -----------        --------   --------   --------   --------     --------
Ratios to Average Net Assets
Expenses ...........................................        0.74%(f)        0.72%      0.72%      0.72%      0.72%        0.73%
Net investment income ..............................        6.54%(b)(f)     7.14%      7.16%      6.31%      6.51%        6.97%(e)
Waiver/reimbursement ...............................          --              --         --         --         --         0.02%
Portfolio turnover rate ............................          --              --         --         --        138%(g)      210%(g)
Net assets, end of period (000's) .................. $   637,928        $514,068   $406,216   $431,123   $437,456     $328,784

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 6.64% to 6.54%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c)   Total return at net asset value assuming all distributions reinvested.
(d)   Not annualized.
(e)   Computed giving effect to Advisor's expense limitation undertaking.
(f)   Annualized.
(g)   Prior to commencement of operations of the Portfolio.

                                    62 & 63                    [GRAPHIC OMITTED]


Stein Roe Income Fund

Selected data for a share outstanding throughout the period is as follows:

                                                             (UNAUDITED)
                                                              SIX MONTH         PERIOD
                                                                  ENDED          ENDED
                                                            DECEMBER 31,       JUNE 30,
CLASS A                                                            2001        2001 (a)
                                                            -----------        --------
Net Asset Value, Beginning of Period ....................   $      9.54        $   9.21
                                                            -----------        --------
Income From Investment Operations
Net investment income (b) ...............................      0.32)(c)            0.61
Net realized and unrealized gain (loss) on investments ..         (0.06)(c)        0.32
                                                            -----------        --------
   Total from Investment Operations .....................          0.26            0.93
                                                            -----------        --------
Less Distributions Declared to Shareholders:
   From net investment income ...........................         (0.32)          (0.60)
                                                            -----------        --------
Net Asset Value, End of Period ..........................   $      9.48        $   9.54
                                                            ===========        ========
Total return (d)(e) .....................................          2.68%          10.41%
                                                            -----------        --------
Ratios to Average Net Assets
Expenses (f) ............................................          1.09%           1.12%
Net investment income (f) ...............................          6.70%(c)        7.08%
Net assets, end of period (000's) .......................   $         1        $      1

(a)   From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.80% to 6.70%. Per share and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contigent deferred sales charge.
(e)   Not annualized.
(f)   Annualized.

                                    64 & 65                    [GRAPHIC OMITTED]


Stein Roe Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                      ENDED                            YEARS ENDED JUNE 30,
                                                DECEMBER 31,         -----------------------------------------------------------
Class S                                                2001              2001        2000        1999        1998           1997
                                                -----------          --------    --------    --------    --------       --------
Net Asset Value, Beginning of Period .........  $      9.54          $   9.15    $   9.41    $  10.03    $   9.88       $   9.63
                                                -----------          --------    --------    --------    --------       --------
Income From Investment Operations
Net investment income (a) ....................     0.34)(b)              0.69        0.70        0.67        0.69           0.70
Net realized and unrealized gain (loss) on
   investments ...............................        (0.08)(b)          0.39       (0.26)      (0.62)       0.15           0.25
                                                -----------          --------    --------    --------    --------       --------
   Total from Investment Operations ..........         0.26              1.08        0.44        0.05        0.84           0.95
                                                -----------          --------    --------    --------    --------       --------
Less Distributions Declared to Shareholders
From net investment income ...................        (0.33)            (0.69)      (0.70)      (0.67)      (0.69)         (0.70)
                                                -----------          --------    --------    --------    --------       --------
Net Asset Value, End of Period ...............  $      9.47          $   9.54    $   9.15    $   9.41    $  10.03       $   9.88
                                                ===========          ========    ========    ========    ========       ========
Total Return (c) .............................         2.70%(d)         12.20%       4.92%       0.52%       8.72%         10.34%(e)
                                                -----------          --------    --------    --------    --------       --------
Ratios to Average Net Assets
Expenses .....................................         0.84%(f)          0.86%       0.86%       0.84%       0.83%          0.84%
Net investment income ........................         6.95%(b)(f)       7.32%       7.58%       6.91%       6.89%          7.26%(e)
Waiver/reimbursement .........................           --                --          --          --          --           0.01%
Portfolio turnover rate ......................           --                --          --          --          59%(g)        138%(g)
Net assets, end of period (000's) ............  $   277,348          $266,091    $227,090    $294,640    $448,403       $375,272

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 7.05% to 6.95%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c)   Total return at net asset value assuming all distributions reinvested.
(d)   Not annualized.
(e)   Computed giving effect to Advisor's expense limitation undertaking.
(f)   Annualized.
(g)   Prior to commencement of operations of the Portfolio.

                                    66 & 67                    [GRAPHIC OMITTED]


Stein Roe High Yield Fund

Selected data for a share outstanding throughout the period is as follows:

                                                     (UNAUDITED)
                                                      SIX MONTH        PERIOD
                                                          ENDED         ENDED
                                                    DECEMBER 31,      JUNE 30,
CLASS A                                                    2001       2001 (a)
                                                    -----------       --------
Net Asset Value, Beginning of Period .............  $      7.84       $   9.17
                                                    -----------       --------
Income From Investment Operations
Net investment income (b) ........................         0.34)(c)       0.73
Net realized and unrealized loss on investments ..        (0.23)(c)      (1.23)
                                                    -----------       --------
   Total from Investment Operations ..............         0.11          (0.50)
                                                    -----------       --------
Less Distributions Declared to Shareholders:
   From net investment income ....................        (0.35)         (0.83)
                                                    -----------       --------
Net Asset Value, End of Period ...................  $      7.60       $   7.84
                                                    ===========       ========
Total return (d)(e) ..............................         1.38%         (5.51)%
                                                    -----------       --------
Ratios to Average Net Assets
Expenses (f)(g) ..................................         1.25%          1.25%
Net investment income (f)(g) .....................         8.60%(c)      10.03%
Waiver/reimbursement (g) .........................         0.25%          0.29%
Net assets, end of period (000's) ................  $        87       $     90

(a)   From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001, was to increase net investment income per share by $0.01 and decrease net realized and unrealized loss on investments by $0.01 and increase the ratio of net investment income to average net assets from 8.44% to 8.60%. Per share and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(e)   Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)   Annualized.

                                    68 & 69                    [GRAPHIC OMITTED]


Stein Roe High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

                                                     (UNAUDITED)
                                                     SIX MONTHS                                                       PERIOD
                                                          ENDED                     YEARS ENDED JUNE 30,               ENDED
                                                    DECEMBER 31,         ----------------------------------------    JUNE 30,
Class S                                                    2001             2001    2000 (a)      1999       1998    1997 (b)
                                                    -----------          -------    -------    -------    -------    --------
Net Asset Value, Beginning of Period .............  $      7.85          $  9.15    $ 10.15    $ 11.00    $ 10.54    $  10.00
                                                    -----------          -------    -------    -------    -------    --------
Income From Investment Operations
Net investment income (c) ........................         0.33(i)          0.86       1.05       0.85       0.85        0.52
Net realized and unrealized gain (loss) on
   investments ...................................        (0.49)(i)        (1.30)     (0.99)     (0.53)      0.61        0.54
                                                    -----------          -------    -------    -------    -------    --------
   Total from Investment Operations ..............        (0.16)           (0.44)      0.06       0.32       1.46        1.06
                                                    -----------          -------    -------    -------    -------    --------
Less Distributions Declared to Shareholders
From net investment income .......................        (0.36)           (0.86)     (1.06)     (0.85)     (0.85)      (0.52)
From net realized capital gains ..................           --               --         --      (0.32)     (0.15)         --
                                                    -----------          -------    -------    -------    -------    --------
   Total Distributions Declared to Shareholders ..        (0.36)           (0.86)     (1.06)     (1.17)     (1.00)      (0.52)
                                                    -----------          -------    -------    -------    -------    --------
Net Asset Value, End of Period ...................  $      7.33          $  7.85    $  9.15    $ 10.15    $ 11.00    $  10.54
                                                    ===========          =======    =======    =======    =======    ========
Total return (d)(e) ..............................   (2.07)%(f)            (4.99)%     0.45%      3.50%     14.38%      10.88%(f)
                                                    -----------          -------    -------    -------    -------    --------
Ratios to Average Net Assets
Expenses (g) .....................................         1.00%(h)         1.00%      1.00%      1.00%      1.00%       1.00%(h)
Net investment income (g) ........................         8.85%(h)(i)     10.14%     10.66%      8.23%      7.79%       8.05%(h)
Waiver/reimbursement .............................         0.25%(h)         0.25%      0.20%      0.22%      0.32%       1.29%(h)
Net assets, end of period (000's) ................  $    34,583          $18,975    $35,675    $32,766    $41,471    $ 13,482

(a) Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the Stein Roe High Yield Fund-Class S, the effect of this correction for the fiscal year ended June 30, 2000 was a decrease to the net realized and unrealized loss on investments per share by $0.10, a decrease to the ratio of net investment income to average net assets by one basis point and an increase of end of period net assets by $376,000. Performance increased by 97 basis points.
(b)   From commencement of operations on November 1, 1996.
(c) Per share data was calculated using average shares outstanding during the period.
(d)   Computed giving effect to Advisor's expense limitation undertaking.
(e)   Total return at net asset value assuming all distributions reinvested.
(f)   Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)   Annualized
(i) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 8.69% to 8.85%. Per share and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

Unaudited Information                  70                      [GRAPHIC OMITTED]


Shareholder Meeting Results

Stein Roe Intermediate Bond Fund

      On September 26, 2001, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the Item listed on the Trust's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 536,544,232.99 shares outstanding. The votes cast were as follows:

Proposal 1. To approve
a new investment                             % of Outstanding           % of
advisory agreement:            Shares             Shares            Shares Voted
--------------------------------------------------------------------------------
For                       313,400,657.54           58.41%               95.78%
Against                     5,510,518.86            1.03%                1.68%
Abstain                     8,311,379.38            1.55%                2.54%

Stein Roe Income Fund

      On September 26, 2001, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the Item listed on the Trust's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 267,389,565.04 shares outstanding. The votes cast were as follows:

Proposal 1. To approve
a new investment                             % of Outstanding           % of
advisory agreement:            Shares             Shares            Shares Voted
--------------------------------------------------------------------------------
For                       204,826,432.93           76.60%               97.43%
Against                     2,890,530.21            1.08%                1.37%
Abstain                     2,516,109.01            0.94%                1.20%

Stein Roe High Yield Fund

      On September 26, 2001, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the Item listed on the Trust's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 21,369,473.09 shares outstanding. The votes cast were as follows:

Proposal 1. To approve
a new investment                             % of Outstanding           % of
advisory agreement:            Shares             Shares            Shares Voted
--------------------------------------------------------------------------------
For                        14,793,655.22           69.23%              94.96%
Against                       320,832.18            1.50%               2.06%
Abstain                       465,125.97            2.18%               2.98%

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

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

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

                                             [LOGO]
                                          stein roe
                                       MUTUAL FUNDS

                               One Financial Center
                              Boston, MA 02111-2621
                                       800-338-2550

                                                                DIR-03/464I-0102
                                                                         02/0212